Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Climate Focused Bond Fund
Emerging Markets Equity Fund
International Growth Fund
Short Duration High Yield Fund

For the period ended April 30, 2023

Schedule of Investments (unaudited)

CLIMATE FOCUSED BOND FUND April 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
LONG-TERM INVESTMENTS 97.09%

ASSET-BACKED SECURITIES 0.52%

Automobiles
Tesla Auto Lease Trust Series 2021-A Class B† (cost $100,206)	1.02%	3/20/2025		$100,000	$97,284

CONVERTIBLE BONDS 0.46%

Auto Manufacturers 0.07%
Lucid Group, Inc.†	1.25%	12/15/2026		12,000	6,540
NIO, Inc. (China)(a)	0.50%	2/1/2027		8,000	6,320
Total					12,860

Energy-Alternate Sources 0.31%
Array Technologies, Inc.	1.00%	12/1/2028		8,000	8,408
NextEra Energy Partners LP†	Zero Coupon	6/15/2024		34,000	31,756
Plug Power, Inc.	3.75%	6/1/2025		3,000	5,567
Sunrun, Inc.	Zero Coupon	2/1/2026		20,000	13,480
Total					59,211

REITS 0.08%
HAT Holdings I LLC/HAT Holdings II LLC†	Zero Coupon	5/1/2025		15,000	14,309
Total Convertible Bonds (cost $116,633)					86,380

CORPORATE BONDS 70.66%

Agriculture 0.28%
Darling Ingredients, Inc.†	6.00%	6/15/2030		53,000	52,480

Auto Manufacturers 0.72%
Ford Motor Co.	3.25%	2/12/2032		48,000	37,268
Volvo Car AB(b)	2.50%	10/7/2027	EUR	100,000	98,977
Total					136,245

Auto Parts & Equipment 1.21%
Aptiv PLC (Ireland)(a)	4.35%	3/15/2029		$35,000	34,013
BorgWarner, Inc.	3.375%	3/15/2025		65,000	63,315
Dana, Inc.	4.25%	9/1/2030		48,000	38,923
ZF Finance GmbH(b)	2.25%	5/3/2028	EUR	100,000	93,027
Total					229,278

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Banks 11.99%
ABN AMRO Bank NV(b)	3.00%		6/1/2032	EUR	100,000	$101,848
AIB Group PLC(b)	0.50% (1 yr. EUR Swap + 0.75%	)#	11/17/2027	EUR	100,000	96,819
Bank of America Corp.	2.456% (3 mo. USD LIBOR + 0.87%	)#	10/22/2025		$210,000	200,763
Bank of Ireland Group PLC(b)	0.375% (1 yr. EUR Swap + 0.77%	)#	5/10/2027	EUR	100,000	97,951
Bank of Nova Scotia (Canada)(a)	0.65%		7/31/2024		$125,000	118,111
BNP Paribas SA(b)	1.125%		8/28/2024	EUR	200,000	213,242
BNP Paribas SA (France)†(a)	1.675% (SOFR + 0.91%	)#	6/30/2027		$200,000	178,848
CaixaBank SA(b)	1.25% (5 yr. EUR Swap + 1.63%	)#	6/18/2031	EUR	100,000	96,727
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024		$275,000	274,597
Danske Bank AS(b)	0.75% (1 yr. EURIBOR ICE Swap + 0.88%	)#	6/9/2029	EUR	100,000	91,760
ING Groep NV(b)	0.875% (5 yr. EURIBOR ICE Swap + 1.15%	)#	6/9/2032	EUR	100,000	93,741
Intesa Sanpaolo SpA(b)	0.75%		3/16/2028	EUR	100,000	94,708
JPMorgan Chase & Co.	0.768% (SOFR + 0.49%	)#	8/9/2025		$221,000	207,870
Landesbank Baden-Wuerttemberg(b)	1.50%		2/3/2025	GBP	100,000	117,223
Royal Bank of Canada (Canada)(a)	1.15%		7/14/2026		$100,000	90,076
Standard Chartered PLC (United Kingdom)†(a)	1.214% (1 yr. CMT + 0.88%	)#	3/23/2025		200,000	191,748
Total						2,266,032

Biotechnology 0.28%
Amgen, Inc.	3.00%		2/22/2029		56,000	52,013

Building Materials 0.61%
Eco Material Technologies, Inc.†	7.875%		1/31/2027		25,000	24,031
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	1.75%		9/15/2030		47,000	39,034
Owens Corning	3.95%		8/15/2029		55,000	52,338
Total						115,403

Chemicals 1.00%
Air Liquide Finance SA(b)	0.375%		5/27/2031	EUR	100,000	90,900
Itelyum Regeneration SpA(b)	4.625%		10/1/2026	EUR	100,000	98,803
Total						189,703

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Commercial Services 2.04%
Bureau Veritas SA(b)	1.875%		1/6/2025		EUR	100,000	$106,497
Global Payments, Inc.	3.20%		8/15/2029			$29,000	25,674
Global Payments, Inc.	3.75%		6/1/2023			30,000	29,943
Massachusetts Institute of Technology	3.959%		7/1/2038			75,000	70,733
Quanta Services, Inc.	2.35%		1/15/2032			75,000	60,487
Techem Verwaltungsgesellschaft 674 mbH(b)	6.00%		7/30/2026		EUR	87,920	91,595
Total							384,929

Distribution/Wholesale 0.52%
Rexel SA(b)	2.125%		6/15/2028		EUR	100,000	97,262

Diversified Financial Services 1.73%
CDP Financial, Inc. (Canada)(a)	1.00%		5/26/2026			$250,000	227,802
LeasePlan Corp. NV(b)	0.25%		2/23/2026		EUR	100,000	99,162
Total							326,964

Electric 15.30%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.696%		4/24/2033			$200,000	204,048
AES Corp.	2.45%		1/15/2031			60,000	49,289
Atlantica Sustainable Infrastructure PLC (United Kingdom)†(a)	4.125%		6/15/2028			200,000	182,680
CenterPoint Energy Houston Electric LLC	5.30%		4/1/2053			96,000	100,668
Clearway Energy Operating LLC†	3.75%		2/15/2031			75,000	64,267
Drax Finco PLC(b)	2.625%		11/1/2025		EUR	100,000	104,978
EDP Finance BV (Netherlands)†(a)	6.30%		10/11/2027			$200,000	211,954
Electricite de France SA(b)	1.00%		11/29/2033		EUR	100,000	79,107
Enel Finance International NV (Netherlands)†(a)	2.25%		7/12/2031			$200,000	158,917
Engie SA(b)	0.375%		6/21/2027		EUR	100,000	97,855
Iberdrola Finanzas SA(b)	1.375%		3/11/2032		EUR	100,000	95,443
Iberdrola International BV(b)	1.45% (5 yr. EUR Swap + 1.83%	)#	–	(c)	EUR	100,000	93,968
Ignitis Grupe AB(b)	2.00%		5/21/2030		EUR	100,000	93,329
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029			$102,000	91,902
Liberty Utilities Finance GP 1†	2.05%		9/15/2030			100,000	80,006
MidAmerican Energy Co.	3.95%		8/1/2047			65,000	56,098
NextEra Energy Capital Holdings, Inc.	1.90%		6/15/2028			47,000	41,458
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			56,000	52,732
Northern States Power Co.	2.60%		6/1/2051			50,000	33,961
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028			49,000	45,630

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Electric (continued)
Ren Finance BV(b)	0.50%		4/16/2029	EUR	100,000	$92,662
Solar Star Funding LLC†	5.375%		6/30/2035		$78,666	80,240
Southwestern Public Service Co.	3.75%		6/15/2049		50,000	39,824
SSE PLC(b)	0.875%		9/6/2025	EUR	100,000	103,884
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)(a)	6.75%		4/24/2033		$162,160	159,635
Statnett SF(b)	0.518%		6/30/2023	SEK	2,000,000	193,986
TenneT Holding BV(b)	0.125%		11/30/2032	EUR	100,000	83,739
TransAlta Corp. (Canada)(a)	7.75%		11/15/2029		$48,000	50,462
Tucson Electric Power Co.	1.50%		8/1/2030		60,000	48,227
Vattenfall AB(b)	0.50%		6/24/2026	EUR	100,000	100,949
Total						2,891,898

Electrical Components & Equipment 1.63%
Schneider Electric SE(b)	0.25%		3/11/2029	EUR	100,000	93,869
Schneider Electric SE(b)	1.841%		10/13/2025	EUR	100,000	105,926
Signify NV(b)	2.00%		5/11/2024	EUR	100,000	108,354
Total						308,149

Electronics 0.51%
Amphenol Corp.	2.80%		2/15/2030		$50,000	44,815
Hubbell, Inc.	3.50%		2/15/2028		55,000	52,191
Total						97,006

Energy-Alternate Sources 4.87%
Continental Wind LLC†	6.00%		2/28/2033		53,469	56,539
Cullinan Holdco Scsp†(b)	4.625%		10/15/2026	EUR	100,000	96,695
EEW Energy from Waste GmbH(b)	0.361%		6/30/2026	EUR	100,000	98,141
Greenko Solar Mauritius Ltd. (Mauritius)(a)	5.55%		1/29/2025		$200,000	192,250
Scatec ASA†(b)	5.203% (3 mo. EUR EURIBOR + 2.50%	)#	8/19/2025	EUR	100,000	101,926
Sweihan PV Power Co. PJSC (United Arab Emirates)†(a)	3.625%		1/31/2049		$194,716	162,203
TerraForm Power Operating LLC†	4.75%		1/15/2030		55,000	51,073
Topaz Solar Farms LLC†	5.75%		9/30/2039		65,246	64,423
Vestas Wind Systems Finance BV(b)	1.50%		6/15/2029	EUR	100,000	96,611
Total						919,861

Engineering & Construction 0.27%
Jacobs Engineering Group, Inc.	5.90%		3/1/2033		$51,000	51,830

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Environmental Control 2.59%
Clean Harbors, Inc.†	6.375%		2/1/2031		$53,000	$54,133
Derichebourg SA(b)	2.25%		7/15/2028	EUR	100,000	96,723
FCC Servicios Medio Ambiente Holding SAU(b)	1.661%		12/4/2026	EUR	100,000	101,849
Madison IAQ LLC†	5.875%		6/30/2029		$54,000	42,320
Paprec Holding SA†(b)	3.50%		7/1/2028	EUR	100,000	98,570
Seche Environnement SA(b)	2.25%		11/15/2028	EUR	100,000	95,999
Total						489,594

Food 0.47%
Kerry Group Financial Services Unltd Co.(b)	0.875%		12/1/2031	EUR	100,000	88,475

Health Care-Services 0.54%
Kaiser Foundation Hospitals	3.15%		5/1/2027		$67,000	63,840
Seattle Children’s Hospital	2.719%		10/1/2050		55,000	37,569
Total						101,409

Insurance 0.98%
AXA SA(b)	1.375% (3 mo. EUR EURIBOR + 2.40%	)#	10/7/2041	EUR	100,000	83,735
PartnerRe Ireland Finance DAC(b)	1.25%		9/15/2026	EUR	100,000	101,178
Total						184,913

Machinery-Diversified 0.80%
Mueller Water Products, Inc.†	4.00%		6/15/2029		$59,000	53,353
nVent Finance Sarl (Luxembourg)(a)	2.75%		11/15/2031		67,000	54,798
Xylem, Inc.	2.25%		1/30/2031		50,000	42,448
Total						150,599

Media 0.88%
VZ Secured Financing BV (Netherlands)†(a)	5.00%		1/15/2032		200,000	167,124

Metal Fabricate-Hardware 0.25%
Advanced Drainage Systems, Inc.†	5.00%		9/30/2027		50,000	47,884

Mining 0.50%
Novelis Sheet Ingot GmbH†(b)	3.375%		4/15/2029	EUR	100,000	95,371

Miscellaneous Manufacturing 1.66%
Alstom SA(b)	0.25%		10/14/2026	EUR	100,000	99,825
Eaton Corp.	4.15%		3/15/2033		$62,000	59,683
Pentair Finance Sarl (Luxembourg)(a)	4.50%		7/1/2029		60,000	57,670
Wabtec Transportation Netherlands BV(b)	1.25%		12/3/2027	EUR	100,000	95,857
Total						313,035

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Multi-National 3.35%
Inter-American Development Bank	5.117% (SOFR + 0.28%	)#	4/12/2027		$200,000	$200,088
International Bank for Reconstruction & Development	4.978% (SOFR + 0.18%	)#	6/15/2026		100,000	99,651
International Finance Corp.	4.93% (SOFR + 0.09%	)#	6/30/2023		50,000	49,997
International Finance Corp.	4.93% (SOFR + 0.09%	)#	4/3/2024		230,000	229,988
Nordic Investment Bank(b)	0.125%		6/10/2024	EUR	50,000	53,070
Total						632,794

Municipal 1.25%
Transport for London(b)	2.125%		4/24/2025	GBP	200,000	235,947

Packaging & Containers 1.04%
OI European Group BV(b)	2.875%		2/15/2025	EUR	100,000	107,302
Smurfit Kappa Treasury ULC(b)	0.50%		9/22/2029	EUR	100,000	89,043
Total						196,345

Pharmaceuticals 0.66%
Eli Lilly & Co.(b)	0.50%		9/14/2033	EUR	100,000	83,811
Pfizer, Inc.	2.625%		4/1/2030		$45,000	40,777
Total						124,588

REITS 1.08%
Digital Dutch Finco BV(b)	1.00%		1/15/2032	EUR	100,000	78,582
Goodman U.S. Finance Five LLC†	4.625%		5/4/2032		$48,000	44,997
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%		9/15/2030		46,000	36,198
Weyerhaeuser Co.	6.875%		12/15/2033		40,000	44,325
Total						204,102

Semiconductors 0.67%
Infineon Technologies AG(b)	1.625%		6/24/2029	EUR	100,000	99,275
Micron Technology, Inc.	2.703%		4/15/2032		$34,000	27,241
Total						126,516

Software 0.20%
Fiserv, Inc.	3.20%		7/1/2026		40,000	38,156

Sovereign 1.56%
European Union(b)	1.25%		2/4/2043	EUR	380,000	293,906

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Telecommunications 1.58%
NTT Finance Corp. (Japan)†(a)	4.372%		7/27/2027			$200,000	$200,374
Vmed O2 U.K. Financing I PLC†(b)	4.50%		7/15/2031		GBP	100,000	98,560
Total							298,934

Transportation 4.64%
Brambles Finance PLC(b)	4.25%		3/22/2031		EUR	100,000	112,413
Central Japan Railway Co. (Japan)(a)	2.20%		10/2/2024			$400,000	386,214
Ferrovie dello Stato Italiane SpA(b)	0.375%		3/25/2028		EUR	100,000	93,706
Getlink SE(b)	3.50%		10/30/2025		EUR	100,000	107,435
Hamburger Hochbahn AG(b)	0.125%		2/24/2031		EUR	100,000	87,273
Ile-de-France Mobilites(b)	0.40%		5/28/2031		EUR	100,000	89,406
Total							876,447

Water 3.00%
American Water Capital Corp.	2.80%		5/1/2030			$75,000	67,286
Bazalgette Finance PLC(b)	2.75%		3/10/2034		GBP	100,000	100,698
Canal de Isabel II Gestion SA(b)	1.68%		2/26/2025		EUR	100,000	106,110
Essential Utilities, Inc.	2.40%		5/1/2031			$60,000	50,285
Suez SACA(b)	2.875%		5/24/2034		EUR	100,000	96,899
United Utilities PLC (United Kingdom)(a)	6.875%		8/15/2028			$50,000	55,313
Veolia Environnement SA(b)	2.50% (5 yr. EUR Swap + 2.84%	)#	–	(c)	EUR	100,000	91,063
Total							567,654
Total Corporate Bonds (cost $14,358,675)							13,352,846

FLOATING RATE LOANS(d) 1.10%

Building & Construction 0.17%
Legence Holdings LLC 2021 Term Loan	8.832% (1 mo. USD Term SOFR + 3.75%	)	12/16/2027			$19,400	19,283
Thermostat Purchaser III, Inc. Term Loan	9.453% (3 mo. USD LIBOR + 4.50%	)	8/31/2028			13,792	13,309
Total							32,592

Building Materials 0.09%
Zurn Holdings, Inc. 2021 Term Loan B	7.025% (1 mo. USD LIBOR + 2.00%	)	10/4/2028			16,827	16,838

Electric: Generation 0.16%
ExGen Renewables IV LLC 2020 Term Loan	7.46% (3 mo. USD LIBOR + 2.50%	)	12/15/2027			29,519	29,436

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Energy: Alternate Sources 0.15%
TerraForm Power Operating LLC 2023 Term Loan B	7.498% (3 mo. USD Term SOFR + 2.50%	)	5/21/2029		$27,780	$27,511

Environmental 0.27%
Bingo Industries Ltd. Term Loan (Australia)(a)	8.66% (3 mo. USD Term SOFR + 3.76%	)	7/14/2028		29,550	27,334
EWT Holdings III Corp. 2021 Term Loan	7.347% (1 mo. USD Term SOFR + 2.25%	)	4/1/2028		24,377	24,301
Total						51,635

Integrated Energy 0.10%
Esdec Solar Group BV Term Loan B (Netherlands)(a)	9.96% (3 mo. USD LIBOR + 4.75%	)	8/30/2028		19,100	18,957

Machinery 0.16%
Array Technologies, Inc. Term Loan B	8.172% (3 mo. USD LIBOR + 3.25%	)	10/14/2027		30,891	30,660	(e)
Total Floating Rate Loans (cost $210,013)						207,629

FOREIGN GOVERNMENT OBLIGATIONS 18.74%

Canada 0.31%
Province of Ontario(b)	1.55%		11/1/2029	CAD	89,000	58,682

Finland 0.52%
Nordic Investment Bank(b)	Zero Coupon		4/30/2027	EUR	100,000	98,077

France 3.38%
Action Logement Services(b)	0.50%		10/30/2034	EUR	200,000	160,031
French Republic Government Bonds OAT†(b)	0.50%		6/25/2044	EUR	95,000	61,899
French Republic Government Bonds OAT†(b)	1.75%		6/25/2039	EUR	100,000	91,124
SNCF Reseau(b)	0.75%		5/25/2036	EUR	100,000	79,177
Societe Du Grand Paris EPIC(b)	0.30%		9/2/2036	EUR	100,000	72,847
Societe Du Grand Paris EPIC(b)	1.125%		5/25/2034	EUR	200,000	174,597
Total						639,675

Germany 3.57%
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon		8/15/2030	EUR	253,315	237,934
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon		8/15/2031	EUR	127,000	116,590
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon		8/15/2050	EUR	404,309	238,728
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon		8/15/2052	EUR	145,000	81,139
Total						674,391

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Hong Kong 1.09%
Hong Kong Government International Bonds†(a)	4.50%		1/11/2028		$200,000	$205,643

Italy 0.26%
Italy Buoni Poliennali Del Tesoro†(b)	1.50%		4/30/2045	EUR	74,000	48,793

Japan 3.03%
Development Bank of Japan, Inc.(a)	4.375%		9/22/2025		$200,000	200,014
Japan Bank for International Cooperation(a)	1.625%		1/20/2027		200,000	183,323
Japan Finance Organization for Municipalities(b)	0.01%		2/2/2028	EUR	200,000	188,628
Total						571,965

Netherlands 2.04%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV(b)	3.00%		10/25/2027	EUR	200,000	220,741
Nederlandse Waterschapsbank NV(a)	1.00%		5/28/2030		$200,000	165,702
Total						386,443

Norway 1.02%
Kommunalbanken AS(a)	2.125%		2/11/2025		200,000	192,450

South Korea 1.00%
Industrial Bank of Korea†(a)	0.625%		9/17/2024		200,000	189,009

Spain 1.07%
Adif Alta Velocidad(b)	0.55%		4/30/2030	EUR	100,000	90,086
Autonomous Community of Madrid(b)	0.419%		4/30/2030	EUR	75,000	67,638
Spain Government Bonds†(b)	1.00%		7/30/2042	EUR	66,000	45,399
Total						203,123

Sweden 1.45%
Kommuninvest I Sverige AB(a)	0.375%		6/19/2024		$200,000	190,514
Sweden Government International Bonds(b)	0.125%		9/9/2030	SEK	1,000,000	83,399
Total						273,913
Total Foreign Government Obligations (cost $3,873,899)						3,542,164

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.49%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 (Cost $89,919)	3.123%	#(f)	8/25/2032		$100,000	92,085

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 3.02%

Government Guaranteed 0.08%
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue TN	2.611%		7/1/2036	$20,000	$15,965

Revenue - Utilities - Other 0.22%
City of Corpus Christi Utility System Revenue TX	1.966%		7/15/2030	50,000	42,449

Sales Tax 0.34%
Dallas Area Rapid Transit TX	2.534%		12/1/2036	80,000	63,467

Tax Revenue 0.10%
Regional Transportation District Sales Tax Revenue CO	2.337%		11/1/2036	25,000	19,571

Taxable Revenue - Water & Sewer 2.05%
City of Aurora Water Revenue CO	2.348%		8/1/2036	30,000	23,645
City of Dallas Waterworks & Sewer System Revenue TX	2.772%		10/1/2040	75,000	57,770
City of Los Angeles Wastewater System Revenue CA	5.713%		6/1/2039	50,000	54,733
City of Philadelphia Water & Wastewater Revenue PA	1.734%		11/1/2028	40,000	34,953
City of San Francisco Public Utilities Commission Water Revenue CA	6.00%		11/1/2040	100,000	112,112
New York City Municipal Water Finance Authority NY	5.75%		6/15/2041	50,000	56,890
San Diego County Water Authority CA	1.951%		5/1/2034	60,000	46,553
Total					386,656

Transportation 0.23%
Metropolitan Transportation Authority NY	5.175%		11/15/2049	45,000	42,743
Total Municipal Bonds (cost $711,002)					570,851

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.19%
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-1440 Class B†	6.698% (1 mo. USD LIBOR + 1.75%	)#	3/15/2036	110,000	96,513
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	6.043% (1 mo. USD LIBOR + 1.10%	)#	11/15/2038	50,000	45,792
One Bryant Park Trust Series 2019-OBP Class A†	2.516%		9/15/2054	100,000	83,216
Total Non-Agency Commercial Mortgage-Backed Securities (cost $261,847)					225,521

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 0.91%
U.S. Treasury Inflation-Indexed Bonds(g) (cost $178,411)	1.50%	2/15/2053	$172,020	$171,972
Total Long-Term Investments (cost $19,900,605)				18,346,732

SHORT-TERM INVESTMENTS 2.80%

Repurchase Agreements 2.80%
Repurchase Agreement dated 4/28/2023, 2.400% due 5/1/2023 with Fixed Income Clearing Corp. collateralized by $497,800 of U.S Treasury Bond at 4.250% due 11/15/2040; value: $540,267; proceeds: $529,753 (cost $529,647)			529,647	529,647
Total Investments in Securities 99.89% (cost $20,430,252)				18,876,379
Other Assets and Liabilities – Net(h) 0.11%				21,005
Net Assets 100.00%				$18,897,384
CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
SEK	Swedish Krona.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2023, the total value of Rule 144A securities was $4,108,503, which represents 21.74% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2023.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at April 30, 2023.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND April 30, 2023

Forward Foreign Currency Exchange Contracts at April 30, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	State Street Bank and Trust	6/8/2023	89,000	$108,551	$111,938	$3,387
Euro	Buy	Bank of America	6/13/2023	53,000	56,391	58,538	2,147
Euro	Buy	State Street Bank and Trust	6/13/2023	35,000	37,824	38,657	833
Euro	Buy	Toronto Dominion Bank	6/13/2023	65,000	69,460	71,792	2,332
Swedish krona	Buy	Morgan Stanley	5/5/2023	908,000	87,190	88,550	1,360
Canadian dollar	Sell	State Street Bank and Trust	7/20/2023	80,000	59,543	59,139	404
Euro	Sell	Morgan Stanley	6/13/2023	41,000	45,435	45,284	151
Swedish krona	Sell	Bank of America	5/5/2023	3,744,000	365,217	365,125	92
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$10,706

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Morgan Stanley	6/8/2023	533,000	$641,795	$670,368	$(28,573)
Euro	Sell	Bank of America	6/13/2023	112,000	119,481	123,702	(4,221)
Euro	Sell	Bank of America	6/13/2023	100,000	106,674	110,449	(3,775)
Euro	Sell	Bank of America	6/13/2023	49,000	52,730	54,120	(1,390)
Euro	Sell	Bank of America	6/13/2023	55,000	60,168	60,747	(579)
Euro	Sell	Morgan Stanley	6/13/2023	56,000	60,400	61,851	(1,451)
Euro	Sell	Morgan Stanley	6/13/2023	98,000	107,924	108,240	(316)
Euro	Sell	State Street Bank and Trust	6/13/2023	6,252,000	6,651,628	6,905,250	(253,622)
Euro	Sell	State Street Bank and Trust	6/13/2023	83,000	88,557	91,672	(3,115)
Euro	Sell	State Street Bank and Trust	6/13/2023	194,000	211,089	214,270	(3,181)
Euro	Sell	State Street Bank and Trust	6/13/2023	257,000	281,419	283,853	(2,434)
Euro	Sell	State Street Bank and Trust	6/13/2023	37,000	40,860	40,866	(6)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(302,663)

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CLIMATE FOCUSED BOND FUND April 30, 2023

Futures Contracts at April 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bobl	June 2023	7	Long	EUR	806,690	EUR	825,790	$21,046
Euro-Bund	June 2023	11	Long		1,479,676		1,491,160	12,655
Euro-Buxl	June 2023	2	Long		263,643		279,000	16,922
U.S. Ultra Long Bond	June 2023	2	Long		$269,070		$282,812	13,742
Total Unrealized Appreciation on Futures Contracts								$64,365

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
U.S. 10-Year Ultra Long Bond	June 2023	4	Short		$(468,337)		$(485,813)	$(17,476)
U.S. 5-Year Treasury Note	June 2023	16	Short		(1,736,945)		(1,755,875)	(18,930)
U.S. Long Bond	June 2023	2	Short		(258,203)		(263,312)	(5,109)
Total Unrealized Depreciation on Futures Contracts								$(41,515)

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$97,284	$–	$97,284
Convertible Bonds	–	86,380	–	86,380
Corporate Bonds	–	13,352,846	–	13,352,846
Floating Rate Loans
Machinery	–	–	30,660	30,660
Remaining Industries	–	176,969	–	176,969
Foreign Government Obligations	–	3,542,164	–	3,542,164
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	92,085	–	92,085
Municipal Bonds	–	570,851	–	570,851
Non-Agency Commercial Mortgage-Backed Securities	–	225,521	–	225,521
U.S. Treasury Obligations	–	171,972	–	171,972
Short-Term Investments
Repurchase Agreements	–	529,647	–	529,647
Total	$–	$18,845,719	$30,660	$18,876,379
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$10,706	$–	$10,706
Liabilities	–	(302,663)	–	(302,663)
Futures Contracts
Assets	64,365	–	–	64,365
Liabilities	(41,515)	–	–	(41,515)
Total	$22,850	$(291,957)	$–	$(269,107)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)

EMERGING MARKETS EQUITY FUND April 30, 2023

		U.S. $
Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 94.16%

COMMON STOCKS 93.32%

Australia 1.40%
Metals & Mining
BHP Group Ltd.	2,185	$64,845

Austria 0.73%
Banks
Erste Group Bank AG	936	34,032

Brazil 4.09%
Broadline Retail 0.96%
MercadoLibre, Inc.*	35	44,712
Insurance 2.01%
BB Seguridade Participacoes SA	13,563	93,297
Metals & Mining 0.58%
Vale SA	1,843	26,752
Pharmaceuticals 0.54%
Hypera SA	3,367	25,146
Total Brazil		189,907

Canada 0.44%
Metals & Mining
Capstone Copper Corp.*	4,305	20,241

China 26.55%
Automobiles 1.84%
BYD Co. Ltd. Class H	2,814	85,338
Banks 3.52%
China Construction Bank Corp. Class H	141,228	94,414
Industrial & Commercial Bank of China Ltd. Class H	127,575	68,636
		163,050
Beverages 3.23%
China Resources Beer Holdings Co. Ltd.	6,050	46,735
Kweichow Moutai Co. Ltd. Class A	300	76,368
		U.S. $
Investments	Shares	Fair Value
China (continued)
Wuliangye Yibin Co. Ltd. Class A	1,100	$26,875
		149,978
Broadline Retail 3.24%
Alibaba Group Holding Ltd.*	10,275	108,644
JD.com, Inc. Class A	997	17,794
PDD Holdings, Inc. ADR*	351	23,921
		150,359
Electrical Equipment 0.94%
NARI Technology Co. Ltd. Class A	11,500	43,470
Electronic Equipment, Instruments & Components 0.23%
Sunny Optical Technology Group Co. Ltd.	1,026	10,842
Entertainment 1.04%
NetEase, Inc.	2,706	48,173
Gas Utilities 0.81%
ENN Energy Holdings Ltd.	2,754	37,762
Hotels, Restaurants & Leisure 1.84%
Meituan Class B†*	1,613	27,567
Yum China Holdings, Inc.	946	57,894
		85,461
Insurance 1.72%
Ping An Insurance Group Co. of China Ltd. Class H	10,949	79,879
Interactive Media & Services 5.12%
Kanzhun Ltd. ADR*	1,247	23,057
Tencent Holdings Ltd.	4,826	214,352
		237,409
Machinery 0.67%
Sinotruk Hong Kong Ltd.	20,179	30,838
Real Estate Management & Development 0.43%
KE Holdings, Inc. ADR*	1,259	19,754
Specialty Retail 0.46%
Topsports International Holdings Ltd.†	24,107	21,490

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND April 30, 2023

		U.S. $
Investments	Shares	Fair Value
China (continued)
Textiles, Apparel & Luxury Goods 1.46%
ANTA Sports Products Ltd.	5,457	$67,810
Total China		1,231,613

France 1.61%
Oil, Gas & Consumable Fuels 0.53%
TotalEnergies SE	389	24,857
Textiles, Apparel & Luxury Goods 1.08%
LVMH Moet Hennessy Louis Vuitton SE	52	50,018
Total France		74,875

Germany 0.85%
Semiconductors & Semiconductor Equipment
Infineon Technologies AG	1,080	39,330

Hong Kong 2.04%
Capital Markets 0.56%
Hong Kong Exchanges & Clearing Ltd.	625	25,948
Insurance 1.48%
AIA Group Ltd.	6,292	68,502
Total Hong Kong		94,450

India 18.21%
Automobiles 0.98%
Maruti Suzuki India Ltd.	432	45,499
Banks 5.50%
Axis Bank Ltd.	7,185	75,844
Federal Bank Ltd.	23,738	39,322
HDFC Bank Ltd.	2,008	41,516
ICICI Bank Ltd. ADR	4,322	98,326
		255,008
Chemicals 0.82%
Asian Paints Ltd.	1,066	37,937
Electric: Utilities 1.34%
Power Grid Corp. of India Ltd.	21,381	62,172
Health Care Providers & Services 0.50%
Max Healthcare Institute Ltd.*	4,172	23,116
		U.S. $
Investments	Shares	Fair Value
India (continued)
Information Technology Services 0.41%
Infosys Ltd. ADR	1,233	$19,161
Oil, Gas & Consumable Fuels 1.90%
Reliance Industries Ltd.	2,963	87,993
Personal Care Products 1.78%
Hindustan Unilever Ltd.	2,750	82,774
Pharmaceuticals 1.29%
Torrent Pharmaceuticals Ltd.	2,963	59,985
Real Estate Management & Development 0.55%
Phoenix Mills Ltd.	1,449	25,673
Software 0.53%
KPIT Technologies Ltd.	2,165	24,399
Tobacco 1.24%
ITC Ltd.	11,053	57,639
Wireless Telecommunication Services 1.37%
Bharti Airtel Ltd.	6,506	63,689
Total India		845,045

Indonesia 3.58%
Banks 1.78%
Bank Negara Indonesia Persero Tbk PT	128,305	82,686
Diversified Telecommunication Services 1.27%
Telkom Indonesia Persero Tbk PT	203,438	58,925
Real Estate Management & Development 0.53%
Pakuwon Jati Tbk PT	734,227	24,356
Total Indonesia		165,967

Macau 1.48%
Hotels, Restaurants & Leisure
Galaxy Entertainment Group Ltd.*	4,783	34,042
Sands China Ltd.*	9,675	34,650
		68,692

Mexico 4.66%
Banks 1.12%
Grupo Financiero Banorte SAB de CV Class O	6,035	52,188

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND April 30, 2023

		U.S. $
Investments	Shares	Fair Value
Mexico (continued)
Capital Markets 0.62%
Bolsa Mexicana de Valores SAB de CV	12,904	$28,529
Consumer Staples Distribution & Retail 1.32%
Wal-Mart de Mexico SAB de CV	15,234	61,421
Transportation Infrastructure 1.60%
Grupo Aeroportuario del Pacifico SAB de CV Class B	4,174	74,263
Total Mexico		216,401

Netherlands 2.50%
Oil, Gas & Consumable Fuels 1.98%
Shell PLC	2,986	91,754
Semiconductors & Semiconductor Equipment 0.52%
BE Semiconductor Industries NV	268	24,124
Total Netherlands		115,878

Peru 1.00%
Banks
Credicorp Ltd.	262	35,496
Intercorp Financial Services, Inc.	491	10,984
		46,480

Philippines 0.83%
Banks
BDO Unibank, Inc.	14,682	38,269

Saudi Arabia 0.77%
Banks
Saudi British Bank	3,702	35,942

South Africa 0.30%
Metals & Mining
Anglo American PLC	450	13,866

South Korea 11.84%
Aerospace & Defense 0.51%
LIG Nex1 Co. Ltd.	401	23,510
Chemicals 1.64%
LG Chem Ltd.	137	76,101
		U.S. $
Investments	Shares	Fair Value
South Korea (continued)
Electrical Equipment 0.60%
LG Energy Solution Ltd.*	64	$27,893
Food Products 1.04%
Orion Corp.	443	48,028
Life Sciences Tools & Services 1.12%
Samsung Biologics Co. Ltd.†*	89	52,052
Semiconductors & Semiconductor Equipment 1.03%
SK Hynix, Inc.	712	47,906
Technology Hardware, Storage & Peripherals 5.90%
Samsung Electronics Co. Ltd.	5,564	273,772
Total South Korea		549,262

Switzerland 0.50%
Textiles, Apparel & Luxury Goods
Cie Financiere Richemont SA Class A	141	23,307

Taiwan 9.39%
Electrical Equipment 0.50%
Voltronic Power Technology Corp.	400	23,000
Electronic Equipment, Instruments & Components 0.85%
Largan Precision Co. Ltd.	200	13,132
Lotes Co. Ltd.	923	26,467
		39,599
Semiconductors & Semiconductor Equipment 8.04%
Realtek Semiconductor Corp.	1,900	22,281
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	289	24,363
Taiwan Semiconductor Manufacturing Co. Ltd.	19,922	326,234
		372,878
Total Taiwan		435,477

United Arab Emirates 0.55%
Banks
Abu Dhabi Commercial Bank PJSC	10,544	25,334
Total Common Stocks (cost $4,278,781)		4,329,213

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS EQUITY FUND April 30, 2023

		U.S. $
Investments	Shares	Fair Value
PREFERRED STOCKS 0.84%

Brazil 0.84%
Banks
Banco Bradesco SA (cost $51,206)	14,081	$39,100
Total Investments in Securities 94.16% (cost $4,329,987)		$4,368,313
Other Assets and Liabilities – Net 5.84%		271,033
Net Assets 100.00%		$4,639,346

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2023, the total value of Rule 144A securities was $101,109, which represents 2.18% of net assets.

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$189,907	$–	$–	$189,907
Canada	20,241	–	–	20,241
China	66,732	1,164,881	–	1,231,613
India	140,603	704,442	–	845,045
Mexico	216,401	–	–	216,401
Peru	46,480	–	–	46,480
Taiwan	24,363	411,114	–	435,477
Remaining Countries	–	1,344,049	–	1,344,049
Preferred Stocks	39,100	–	–	39,100
Total	$743,827	$3,624,486	$–	$4,368,313

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)

INTERNATIONAL GROWTH FUND April 30, 2023

		U.S. $
Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 95.08%

COMMON STOCKS 95.08%

Australia 3.00%
Hotels, Restaurants & Leisure 0.77%
Flutter Entertainment PLC*	100	$20,040
Metals & Mining 0.99%
BHP Group Ltd.	865	25,671
Software 1.24%
WiseTech Global Ltd.	698	31,972
Total Australia		77,683

Brazil 1.18%
Broadline Retail
MercadoLibre, Inc.*	24	30,660

Canada 2.31%
Ground Transportation 0.96%
Canadian Pacific Kansas City Ltd.	316	24,910
Information Technology Services 1.35%
Shopify, Inc. Class A*	721	34,932
Total Canada		59,842

China 5.20%
Automobiles 0.85%
BYD Co. Ltd. Class H	724	21,956
Beverages 1.45%
China Resources Beer Holdings Co. Ltd.	2,646	20,440
Wuliangye Yibin Co. Ltd. Class A	700	17,102
		37,542
Broadline Retail 0.60%
Alibaba Group Holding Ltd.*	1,486	15,712
Interactive Media & Services 2.30%
Tencent Holdings Ltd.	1,340	59,518
Total China		134,728

Denmark 5.06%
Air Freight & Logistics 1.04%
DSV AS	143	26,913
		U.S. $
Investments	Shares	Fair Value
Denmark (continued)
Pharmaceuticals 4.02%
Novo Nordisk AS Class B	626	$104,138
Total Denmark		131,051

Egypt 0.52%
Oil, Gas & Consumable Fuels
Energean PLC	870	13,536

Finland 0.52%
Machinery
Kone Oyj Class B	237	13,521

France 13.54%
Aerospace & Defense 0.95%
Airbus SE	176	24,646
Beverages 1.57%
Pernod Ricard SA	176	40,647
Chemicals 1.62%
Air Liquide SA	234	42,095
Hotels, Restaurants & Leisure 1.06%
Accor SA*	776	27,530
Personal Care Products 2.38%
L’Oreal SA	129	61,651
Software 0.39%
Dassault Systemes SE	249	10,108
Textiles, Apparel & Luxury Goods 5.57%
Hermes International	20	43,421
LVMH Moet Hennessy Louis Vuitton SE	105	100,998
		144,419
Total France		351,096

Germany 4.51%
Insurance 1.28%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen*	88	33,073
Life Sciences Tools & Services 1.17%
Gerresheimer AG	278	30,293

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND April 30, 2023

		U.S. $
Investments	Shares	Fair Value
Germany (continued)
Semiconductors & Semiconductor Equipment 0.86%
Infineon Technologies AG	616	$22,433
Software 1.20%
SAP SE	230	31,122
Total Germany		116,921

Hong Kong 2.50%
Insurance
AIA Group Ltd.	4,315	46,978
Prudential PLC	1,163	17,795
		64,773

India 4.44%
Automobiles 0.60%
Maruti Suzuki India Ltd.	148	15,587
Banks 1.46%
Axis Bank Ltd.	1,150	12,140
ICICI Bank Ltd. ADR	1,131	25,730
		37,870
Oil, Gas & Consumable Fuels 0.62%
Reliance Industries Ltd.	541	16,066
Personal Care Products 0.84%
Hindustan Unilever Ltd.	721	21,702
Wireless Telecommunication Services 0.92%
Bharti Airtel Ltd.	2,432	23,808
Total India		115,033

Indonesia 0.83%
Banks
Bank Negara Indonesia Persero Tbk PT	33,250	21,428

Ireland 0.56%
Banks
Bank of Ireland Group PLC	1,415	14,635

Japan 9.87%
Electrical Equipment 0.58%
Fuji Electric Co. Ltd.	372	15,016
Electronic Equipment, Instruments & Components 1.58%
Keyence Corp.	91	41,037
		U.S. $
Investments	Shares	Fair Value
Japan (continued)
Health Care Equipment & Supplies 0.80%
Hoya Corp.	198	$20,761
Household Durables 2.15%
Sony Group Corp.	615	55,642
Information Technology Services 0.59%
Obic Co. Ltd.	100	15,408
Machinery 0.70%
Ebara Corp.	417	18,244
Personal Care Products 0.83%
Shiseido Co. Ltd.	430	21,554
Pharmaceuticals 1.63%
Daiichi Sankyo Co. Ltd.	1,231	42,241
Trading Companies & Distributors 1.01%
ITOCHU Corp.	785	26,042
Total Japan		255,945

Macau 0.55%
Hotels, Restaurants & Leisure
Galaxy Entertainment Group Ltd.*	2,000	14,235

Mexico 0.67%
Banks
Grupo Financiero Banorte SAB de CV Class O	2,000	17,295

Netherlands 7.12%
Beverages 1.49%
Heineken NV	337	38,696
Financial Services 0.75%
Adyen NV†*	12	19,282
Professional Services 1.12%
Wolters Kluwer NV	219	29,016
Semiconductors & Semiconductor Equipment 3.76%
ASML Holding NV	131	83,135
BE Semiconductor Industries NV	159	14,312
		97,447
Total Netherlands		184,441

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND April 30, 2023

		U.S. $
Investments	Shares	Fair Value
Singapore 1.18%
Semiconductors & Semiconductor Equipment
STMicroelectronics NV	717	$30,671

South Korea 1.77%
Electrical Equipment 0.72%
LG Energy Solution Ltd.*	43	18,741
Technology Hardware, Storage & Peripherals 1.05%
Samsung Electronics Co. Ltd.	553	27,210
Total South Korea		45,951

Spain 1.31%
Specialty Retail
Industria de Diseno Textil SA	986	33,895

Sweden 2.24%
Machinery
Atlas Copco AB Class A	2,352	34,020
Epiroc AB Class A	1,207	24,180
		58,200

Switzerland 6.62%
Chemicals 1.08%
Sika AG Registered Shares	101	27,898
Health Care Equipment & Supplies 2.31%
Alcon, Inc.	437	31,821
Straumann Holding AG	186	27,984
		59,805
Life Sciences Tools & Services 1.48%
Bachem Holding AG Class B	180	19,663
Lonza Group AG Registered Shares	30	18,709
		38,372
Textiles, Apparel & Luxury Goods 1.75%
Cie Financiere Richemont SA Class A	275	45,458
Total Switzerland		171,533

Taiwan 4.23%
Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	750	8,795
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	403	33,973
		U.S. $
Investments	Shares	Fair Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	4,078	$66,780
		109,548

United Kingdom 6.40%
Capital Markets 0.81%
London Stock Exchange Group PLC	199	20,894
Commercial Services & Supplies 1.22%
Rentokil Initial PLC	3,955	31,487
Personal Care Products 0.80%
Unilever PLC	374	20,825
Pharmaceuticals 2.64%
AstraZeneca PLC	465	68,431
Trading Companies & Distributors 0.93%
Ashtead Group PLC	420	24,215
Total United Kingdom		165,852

United States 8.95%
Chemicals 1.27%
Linde PLC	89	32,881
Electrical Equipment 1.85%
Schneider Electric SE	275	47,958
Food Products 3.43%
Nestle SA Registered Shares	694	89,033
Pharmaceuticals 1.30%
Eli Lilly & Co.	85	33,648
Wireless Telecommunication Services 1.10%
T-Mobile U.S., Inc.*	198	28,492
Total United States		232,012
Total Common Stocks 95.08% (cost $2,281,072)		2,464,485
Other Assets and Liabilities – Net 4.92%		127,393
Net Assets 100.00%		$2,591,878

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2023, the total value of Rule 144A securities was $19,282, which represents 0.74% of net assets.

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL GROWTH FUND April 30, 2023

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$30,660	$–	$–	$30,660
Canada	59,842	–	–	59,842
Egypt	13,536	–	–	13,536
India	25,730	89,303	–	115,033
Mexico	17,295	–	–	17,295
Taiwan	33,973	75,575	–	109,548
United States	95,021	136,991	–	232,012
Remaining Countries	–	1,886,559	–	1,886,559
Total	$276,057	$2,188,428	$–	$2,464,485

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.78%

ASSET-BACKED SECURITIES 2.51%

Automobiles 0.25%
Flagship Credit Auto Trust Series 2023-2 Class E†	10.89%		7/15/2030	$1,750,000	$1,750,001	(a)

Other 2.26%
Affirm Asset Securitization Trust Series 2023-A Class 1B†	7.18%		1/18/2028	2,125,000	2,096,412
Anchorage Capital CLO Ltd. Series 2014-4RA Class C†	7.123% (3 mo. USD LIBOR + 1.85%	)#	1/28/2031	2,000,000	1,892,356
Carlyle U.S. CLO Ltd. Series 2021-7A Class C†	8.36% (3 mo. USD LIBOR + 3.10%	)#	10/15/2035	1,700,000	1,571,719
CIFC Funding Ltd. Series 2020-1A Class DR†	8.36% (3 mo. USD LIBOR + 3.10%	)#	7/15/2036	1,500,000	1,368,264
Lendmark Funding Trust Series 2022-1A Class B†	5.62%		7/20/2032	300,000	295,276
Madison Park Funding XLV Ltd. Series 2020-45A Class DR†	8.41% (3 mo. USD LIBOR + 3.15%	)#	7/15/2034	1,000,000	930,480
Madison Park Funding XXV Ltd. Series 2017-25A Class CR†	8.605% (3 mo. USD LIBOR + 3.35%	)#	4/25/2029	1,490,000	1,429,935
Madison Park Funding XXV Ltd. Series 2018-31A Class D†	8.273% (3 mo. USD LIBOR + 3.00%	)#	1/23/2031	1,700,000	1,619,195
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	997,500	885,545
Sierra Timeshare Receivables Funding LLC Series 2023-1A Class D†	9.80%		1/20/2040	2,581,259	2,598,134
THL Credit Wind River CLO Ltd. Series 2019-3A Class CR†	7.46% (3 mo. USD LIBOR + 2.20%	)#	4/15/2031	1,000,000	950,318
Total					15,637,634
Total Asset-Backed Securities (cost $17,481,026)					17,387,635

CONVERTIBLE BONDS 1.12%

Auto Parts & Equipment 0.06%
indie Semiconductor, Inc.†	4.50%		11/15/2027	351,000	413,654

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Biotechnology 0.10%
Apellis Pharmaceuticals, Inc.	3.50%	9/15/2026	$302,000	$665,155

Health Care-Products 0.08%
Natera, Inc.	2.25%	5/1/2027	393,000	590,679

Internet 0.38%
Booking Holdings, Inc.	0.75%	5/1/2025	385,000	575,764
Palo Alto Networks, Inc.	0.375%	6/1/2025	413,000	764,876
Wix.com Ltd. (Israel)(b)	Zero Coupon	7/1/2023	1,300,000	1,282,391
Total				2,623,031

Lodging 0.07%
H World Group Ltd. (China)(b)	3.00%	5/1/2026	370,000	478,225

Media 0.07%
Liberty Media Corp.-Liberty Formula One†	2.25%	8/15/2027	447,000	475,831

Pharmaceuticals 0.09%
Dexcom, Inc.	0.25%	11/15/2025	604,000	662,122

Retail 0.04%
Guess?, Inc.	2.00%	4/15/2024	300,000	301,200

Software 0.15%
HubSpot, Inc.	0.375%	6/1/2025	671,000	1,043,740

Telecommunications 0.08%
GDS Holdings Ltd. (China)(b)	2.00%	6/1/2025	553,000	548,576
Total Convertible Bonds (cost $7,806,141)				7,802,213

CORPORATE BONDS 83.88%

Aerospace/Defense 2.61%
Bombardier, Inc. (Canada)†(b)	6.00%	2/15/2028	595,000	564,978
Bombardier, Inc. (Canada)†(b)	7.50%	2/1/2029	1,000,000	984,631
Bombardier, Inc. (Canada)†(b)	7.875%	4/15/2027	3,850,000	3,843,111
Moog, Inc.†	4.25%	12/15/2027	257,000	242,017
Rolls-Royce PLC (United Kingdom)†(b)	3.625%	10/14/2025	750,000	712,500
Rolls-Royce PLC (United Kingdom)†(b)	5.75%	10/15/2027	2,304,000	2,301,787
Spirit AeroSystems, Inc.†	7.50%	4/15/2025	1,440,000	1,432,652
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	604,000	650,001
TransDigm, Inc.	5.50%	11/15/2027	3,877,000	3,726,809
TransDigm, Inc.†	6.75%	8/15/2028	1,684,000	1,712,276

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Aerospace/Defense (continued)
Triumph Group, Inc.	7.75%	8/15/2025		$486,000	$452,721
Triumph Group, Inc.†	9.00%	3/15/2028		1,408,000	1,429,078
Total					18,052,561

Agriculture 0.70%
Imperial Brands Finance PLC (United Kingdom)†(b)	6.125%	7/27/2027		625,000	646,207
Kernel Holding SA (Ukraine)†(b)	6.50%	10/17/2024		2,304,000	1,480,320
MHP SE (Ukraine)†(b)	7.75%	5/10/2024		800,000	476,480
Vector Group Ltd.†	10.50%	11/1/2026		925,000	932,525
Viterra Finance BV (Netherlands)†(b)	2.00%	4/21/2026		1,500,000	1,341,967
Total					4,877,499

Airlines 2.56%
Air Canada (Canada)†(b)	3.875%	8/15/2026		1,518,000	1,407,092
Allegiant Travel Co.†	7.25%	8/15/2027		2,038,000	2,014,768
American Airlines Group, Inc.†	3.75%	3/1/2025		323,000	304,560
American Airlines, Inc.†	7.25%	2/15/2028		306,000	297,901
American Airlines, Inc.†	11.75%	7/15/2025		4,079,000	4,492,016
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.50%	4/20/2026		1,541,000	1,515,025
Delta Air Lines, Inc.	4.375%	4/19/2028		855,000	806,846
Delta Air Lines, Inc.†	7.00%	5/1/2025		215,000	221,879
Finnair Oyj(c)	4.25%	5/19/2025	EUR	433,000	430,663
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		$1,531,817	1,428,525
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. (Cayman Islands)†(b)	8.00%	9/20/2025		1,700,000	1,717,313
Transportes Aereos Portugueses SA(c)	5.625%	12/2/2024	EUR	1,000,000	1,078,239
United Airlines, Inc.†	4.375%	4/15/2026		$1,190,000	1,137,907
United Airlines, Inc.†	4.625%	4/15/2029		1,000,000	906,077
Total					17,758,811

Apparel 0.07%
William Carter Co.†	5.625%	3/15/2027		505,000	499,357

Auto Manufacturers 2.97%
Allison Transmission, Inc.†	4.75%	10/1/2027		710,000	677,542
Aston Martin Capital Holdings Ltd. (Jersey)†(b)	10.50%	11/30/2025		1,153,000	1,134,288
Ford Motor Co.	6.625%	10/1/2028		360,000	366,932
Ford Motor Credit Co. LLC(c)	3.25%	9/15/2025	EUR	1,940,000	2,049,755

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC	3.37%		11/17/2023			$599,000	$589,612
Ford Motor Credit Co. LLC	3.815%		11/2/2027			1,550,000	1,392,172
Ford Motor Credit Co. LLC	5.584%		3/18/2024			2,000,000	1,990,530
Ford Motor Credit Co. LLC	6.80%		5/12/2028			2,000,000	2,002,996
Ford Motor Credit Co. LLC	7.35%		11/4/2027			8,895,000	9,168,984
JB Poindexter & Co., Inc.†	7.125%		4/15/2026			1,254,000	1,211,671
Total							20,584,482

Auto Parts & Equipment 1.74%
Adient Global Holdings Ltd.†	7.00%		4/15/2028			2,025,000	2,078,867
American Axle & Manufacturing, Inc.	6.50%		4/1/2027			1,875,000	1,740,338
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028			837,000	841,210
Dana, Inc.	5.625%		6/15/2028			1,960,000	1,810,510
Faurecia SE(c)	2.625%		6/15/2025		EUR	1,500,000	1,579,573
IHO Verwaltungs GmbH (Germany)†(b)	4.75%		9/15/2026			$1,650,000	1,487,696
IHO Verwaltungs GmbH(c)	8.75%		5/15/2028		EUR	512,000	573,425
IHO Verwaltungs GmbH†(c)	8.75%		5/15/2028		EUR	218,000	244,154
ZF North America Capital, Inc.†	6.875%		4/14/2028			$234,000	241,040
ZF North America Capital, Inc.†	7.125%		4/14/2030			1,405,000	1,451,499
Total							12,048,312

Banks 1.77%
Citigroup, Inc.	3.875% (5 yr. CMT + 3.42%	)#	–	(d)		240,000	205,500
Comerica Bank	2.50%		7/23/2024			1,250,000	1,152,711
Credit Suisse Group AG (Switzerland)†(b)	6.373% (SOFR + 3.34%	)#	7/15/2026			1,250,000	1,218,350
Freedom Mortgage Corp.†	8.125%		11/15/2024			2,100,000	2,025,279
Intesa Sanpaolo SpA (Italy)†(b)	5.71%		1/15/2026			2,225,000	2,143,887
Morgan Stanley	8.026% (3 mo. USD LIBOR + 3.16%	)#	–	(d)		448,000	445,370
Popular, Inc.	7.25%		3/13/2028			2,100,000	2,081,155
UBS AG (Switzerland)(b)	5.125%		5/15/2024			1,250,000	1,220,313
UBS Group AG (Switzerland)(b)	5.125% (5 yr. CMT + 4.86%	)#	–	(d)		630,000	540,225
United Overseas Bank Ltd. (Singapore)(b)	3.875% (5 yr. USD Swap + 1.79%	)#	–	(d)		1,250,000	1,228,514
Total							12,261,304

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Biotechnology 0.12%
Grifols Escrow Issuer SA (Spain)†(b)	4.75%	10/15/2028		$1,000,000	$802,868

Building Materials 1.30%
Eco Material Technologies, Inc.†	7.875%	1/31/2027		1,015,000	975,674
Griffon Corp.	5.75%	3/1/2028		1,840,000	1,699,690
JELD-WEN, Inc.†	4.875%	12/15/2027		866,000	758,949
JELD-WEN, Inc.†	6.25%	5/15/2025		750,000	756,233
New Enterprise Stone & Lime Co., Inc.†	9.75%	7/15/2028		1,078,000	1,030,762
Patrick Industries, Inc.†	7.50%	10/15/2027		1,189,000	1,170,024
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028		950,000	890,313
Standard Industries, Inc.†	5.00%	2/15/2027		940,000	900,406
West China Cement Ltd. (China)(b)	4.95%	7/8/2026		1,050,000	828,408
Total					9,010,459

Chemicals 1.64%
ASP Unifrax Holdings, Inc.†	5.25%	9/30/2028		921,000	759,825
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		540,000	488,088
INEOS Finance PLC (United Kingdom)†(b)	6.75%	5/15/2028		744,000	735,838
INEOS Quattro Finance 2 PLC(c)	2.50%	1/15/2026	EUR	485,000	483,039
Ingevity Corp.†	3.875%	11/1/2028		$570,000	500,809
Kobe U.S. Midco 2, Inc.†	9.25%	11/1/2026		1,220,000	866,200
NOVA Chemicals Corp. (Canada)†(b)	4.875%	6/1/2024		750,000	739,165
NOVA Chemicals Corp. (Canada)†(b)	5.25%	6/1/2027		1,700,000	1,540,567
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		2,070,000	2,008,459
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028		535,000	482,209
SCIL IV LLC/SCIL USA Holdings LLC†	5.375%	11/1/2026		1,614,000	1,487,394
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(b)	5.375%	9/1/2025		1,500,000	1,258,815
Total					11,350,408

Coal 0.86%
Adaro Indonesia PT (Indonesia)(b)	4.25%	10/31/2024		1,000,000	962,644
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%	5/1/2025		1,025,000	1,019,737
CONSOL Energy, Inc.†	11.00%	11/15/2025		119,000	122,006
Coronado Finance Pty. Ltd. (Australia)†(b)	10.75%	5/15/2026		1,063,000	1,099,222
SunCoke Energy, Inc.†	4.875%	6/30/2029		1,565,000	1,364,038
Warrior Met Coal, Inc.†	7.875%	12/1/2028		1,387,000	1,403,556
Total					5,971,203

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Commercial Services 5.14%
AA Bond Co. Ltd.(c)	4.875%	7/31/2043	GBP	400,000	$494,236
AA Bond Co. Ltd.(c)	6.50%	1/31/2026	GBP	445,000	476,622
Adani Ports & Special Economic Zone Ltd. (India)†(b)	3.375%	7/24/2024		$1,000,000	961,372
Adani Ports & Special Economic Zone Ltd. (India)(b)	4.00%	7/30/2027		550,000	460,436
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%	7/15/2026		3,210,000	3,098,602
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027		1,019,000	949,237
Alta Equipment Group, Inc.†	5.625%	4/15/2026		1,613,000	1,488,998
AMN Healthcare, Inc.†	4.625%	10/1/2027		1,175,000	1,097,294
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027		2,125,000	2,016,243
BCP V Modular Services Finance II PLC(c)	6.125%	11/30/2028	GBP	1,250,000	1,324,890
Brink’s Co.†	4.625%	10/15/2027		$510,000	482,823
Cimpress PLC (Ireland)(b)	7.00%	6/15/2026		1,300,000	1,090,200
Garda World Security Corp. (Canada)†(b)	7.75%	2/15/2028		1,577,000	1,586,580
Herc Holdings, Inc.†	5.50%	7/15/2027		1,879,000	1,797,497
Hertz Corp.(e)	Zero Coupon	10/15/2022		2,000	70
Hertz Corp.†	Zero Coupon	10/15/2024		22,000	770
Hertz Corp.†	4.625%	12/1/2026		1,196,000	1,078,409
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc.†	5.00%	2/1/2026		1,373,000	1,243,897
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)(b)	9.50%	7/10/2036		679,421	563,138
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)(b)	5.375%	11/15/2024		769,000	744,089
NESCO Holdings II, Inc.†	5.50%	4/15/2029		1,570,000	1,420,049
PeopleCert Wisdom Issuer PLC†(c)	5.75%	9/15/2026	EUR	995,000	1,072,627
Prime Security Services Borrower LLC/Prime Finance, Inc.†	5.75%	4/15/2026		$2,050,000	2,037,174
Sabre Global, Inc.†	7.375%	9/1/2025		309,000	274,934
Sabre Global, Inc.†	9.25%	4/15/2025		1,975,000	1,823,903
Sabre Global, Inc.†	11.25%	12/15/2027		600,000	527,625
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	4.625%	11/1/2026		1,318,000	1,240,999
Sotheby’s†	7.375%	10/15/2027		1,210,000	1,136,163
Verscend Escrow Corp.†	9.75%	8/15/2026		1,420,000	1,434,937
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026		2,277,000	2,137,060

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
Williams Scotsman International, Inc.†	4.625%		8/15/2028	$1,038,000	$954,157
Williams Scotsman International, Inc.†	6.125%		6/15/2025	600,000	597,805
Total					35,612,836

Computers 0.16%
Presidio Holdings, Inc.†	8.25%		2/1/2028	467,000	440,219
Science Applications International Corp.†	4.875%		4/1/2028	725,000	685,009
Total					1,125,228

Cosmetics/Personal Care 0.14%
Coty, Inc.†	5.00%		4/15/2026	368,000	359,742
Coty, Inc.†	6.50%		4/15/2026	635,000	634,206
Total					993,948

Distribution/Wholesale 0.31%
BCPE Empire Holdings, Inc.†	7.625%		5/1/2027	650,000	597,041
H&E Equipment Services, Inc.†	3.875%		12/15/2028	1,415,000	1,227,704
Ritchie Bros Holdings, Inc.†	6.75%		3/15/2028	326,000	337,817
Total					2,162,562

Diversified Financial Services 3.48%
Advisor Group Holdings, Inc.†	10.75%		8/1/2027	615,000	610,907
AG TTMT Escrow Issuer LLC†	8.625%		9/30/2027	1,589,000	1,635,121
Armor Holdco, Inc.†	8.50%		11/15/2029	1,600,000	1,329,192
Aviation Capital Group LLC†	6.25%		4/15/2028	1,067,000	1,077,241
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.50%		1/15/2026	1,105,000	1,085,504
Bread Financial Holdings, Inc.†	4.75%		12/15/2024	1,257,000	1,111,530
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(b)	6.50%		9/15/2024	2,055,000	1,819,917
ILFC E-Capital Trust II†	6.798%	#	12/21/2065	900,000	588,375
Jefferson Capital Holdings LLC†	6.00%		8/15/2026	1,353,000	1,156,396
Navient Corp.	4.875%		3/15/2028	509,000	438,274
Navient Corp.	5.50%		3/15/2029	348,000	299,943
Navient Corp.	5.875%		10/25/2024	2,245,000	2,209,316
Navient Corp.	6.75%		6/15/2026	1,450,000	1,414,055
OneMain Finance Corp.	6.125%		3/15/2024	2,265,000	2,231,436
OneMain Finance Corp.	8.25%		10/1/2023	1,000,000	1,004,062
PennyMac Financial Services, Inc.†	5.375%		10/15/2025	2,100,000	1,984,458
PRA Group, Inc.†	8.375%		2/1/2028	1,150,000	1,147,927
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Malta)†(b)	6.375%		2/1/2030	719,000	622,823
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Malta)†(b)	7.875%		5/1/2027	2,439,000	2,319,599
Total					24,086,076

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Electric 2.95%
Atlantica Sustainable Infrastructure PLC (United Kingdom)†(b)	4.125%		6/15/2028			$465,000	$424,731
Calpine Corp.†	5.125%		3/15/2028			2,685,000	2,483,663
Calpine Corp.†	5.25%		6/1/2026			750,000	730,509
DPL, Inc.	4.35%		4/15/2029			1,610,000	1,452,801
Electricite de France SA (France)†(b)	5.625% (10 yr. USD Swap + 3.04%	)#	–	(d)		1,295,000	1,251,859
Elwood Energy LLC	8.159%		7/5/2026			8,373	7,473
Emera, Inc. (Canada)(b)	6.75% (3 mo. USD LIBOR + 5.44%	)#	6/15/2076			2,420,000	2,313,914
Eskom Holdings SOC Ltd. (South Africa)†(b)	7.125%		2/11/2025			1,233,000	1,206,182
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029			941,000	847,839
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			1,185,000	1,115,837
Pike Corp.†	5.50%		9/1/2028			1,241,000	1,127,200
System Energy Resources, Inc.	6.00%		4/15/2028			1,148,000	1,184,955
Talen Energy Supply LLC	Zero Coupon		6/1/2025			111,000	35,520	(a)
Talen Energy Supply LLC(e)	6.50%		6/1/2025			111,000	34,965
Talen Energy Supply LLC†	8.625%		6/1/2030			786,000	786,000
TransAlta Corp. (Canada)(b)	7.75%		11/15/2029			472,000	496,209
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(d)		1,920,000	1,723,879
Vistra Operations Co. LLC†	5.00%		7/31/2027			655,000	623,512
Vistra Operations Co. LLC†	5.125%		5/13/2025			1,250,000	1,223,775
Vistra Operations Co. LLC†	5.50%		9/1/2026			225,000	220,824
Vistra Operations Co. LLC†	5.625%		2/15/2027			1,157,000	1,130,305
Total							20,421,952

Electrical Components & Equipment 0.51%
Energizer Holdings, Inc.†	4.75%		6/15/2028			1,050,000	945,464
EnerSys†	4.375%		12/15/2027			600,000	562,878
WESCO Distribution, Inc.†	7.125%		6/15/2025			2,000,000	2,036,884
Total							3,545,226

Electronics 0.18%
Arrow Electronics, Inc.	6.125%		3/1/2026			1,250,000	1,251,174

Energy-Alternate Sources 0.43%
Cullinan Holdco Scsp(c)	4.625%		10/15/2026		EUR	175,000	169,216
Cullinan Holdco Scsp†(c)	4.625%		10/15/2026		EUR	700,000	676,866
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(b)	5.625%		11/8/2028			$605,000	549,310

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Energy-Alternate Sources (continued)
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026		$659,000	$562,771
TerraForm Power Operating LLC†	5.00%	1/31/2028		965,000	925,049
YPF Energia Electrica SA (Argentina)†(b)	10.00%	7/25/2026		142,000	122,263
Total					3,005,475

Engineering & Construction 0.52%
Gatwick Airport Finance PLC(c)	4.375%	4/7/2026	GBP	1,250,000	1,456,960
Promontoria Holding 264 BV (Netherlands)†(b)	7.875%	3/1/2027		$1,500,000	1,518,127
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		756,000	657,232
Total					3,632,319

Entertainment 3.02%
Allwyn Entertainment Financing U.K. PLC (United Kingdom)†(b)	7.875%	4/30/2029		1,271,000	1,287,015
Boyne USA, Inc.†	4.75%	5/15/2029		1,077,000	976,520
Caesars Entertainment, Inc.†	6.25%	7/1/2025		1,184,000	1,186,511
Caesars Entertainment, Inc.†	8.125%	7/1/2027		2,895,000	2,956,438
CCM Merger, Inc.†	6.375%	5/1/2026		1,614,000	1,579,137
Churchill Downs, Inc.†	5.50%	4/1/2027		1,185,000	1,157,096
Cinemark USA, Inc.†	5.875%	3/15/2026		1,460,000	1,396,468
CPUK Finance Ltd.(c)	4.50%	8/28/2027	GBP	1,285,000	1,363,602
Empire Resorts, Inc.†	7.75%	11/1/2026		$1,150,000	952,804
Inter Media & Communication SpA(c)	6.75%	2/9/2027	EUR	1,360,000	1,419,888
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		$1,200,000	1,045,080
Juventus Football Club SpA(c)	3.375%	2/19/2024	EUR	910,000	955,284
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		$600,000	537,576
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026		1,290,000	1,155,911
Penn Entertainment, Inc.†	5.625%	1/15/2027		595,000	566,255
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029		400,000	321,417
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		600,000	540,558
Warnermedia Holdings, Inc.	6.412%	3/15/2026		1,500,000	1,513,175
Total					20,910,735

Environmental Control 0.14%
Harsco Corp.†	5.75%	7/31/2027		1,175,000	993,674

Food 1.64%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027		985,000	953,614

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	$1,875,000	$1,900,416
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028	1,480,000	1,359,475
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,100,000	1,079,782
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(b)	5.625%	8/15/2026	1,545,000	1,444,575
Lamb Weston Holdings, Inc.†	4.875%	5/15/2028	546,000	536,306
Nathan’s Famous, Inc.†	6.625%	11/1/2025	13,000	13,036
NBM U.S. Holdings, Inc.†	7.00%	5/14/2026	718,000	699,680
Performance Food Group, Inc.†	5.50%	10/15/2027	1,260,000	1,236,119
Post Holdings, Inc.†	5.625%	1/15/2028	727,000	711,385
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028	990,000	942,594
U.S. Foods, Inc.†	6.25%	4/15/2025	507,000	510,412
Total				11,387,394

Food Service 0.14%
Aramark Services, Inc.†	6.375%	5/1/2025	1,000,000	1,001,300

Forest Products & Paper 0.07%
Ahlstrom Holding 3 Oy (Finland)†(b)	4.875%	2/4/2028	580,000	494,008

Gas 0.13%
ENN Clean Energy International Investment Ltd.†	3.375%	5/12/2026	1,000,000	894,074

Health Care-Services 4.39%
Acadia Healthcare Co., Inc.†	5.50%	7/1/2028	1,275,000	1,232,449
Catalent Pharma Solutions, Inc.†	5.00%	7/15/2027	1,400,000	1,346,163
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029	583,000	431,947
CHS/Community Health Systems, Inc.†	8.00%	12/15/2027	3,510,000	3,481,794
DaVita, Inc.†	4.625%	6/1/2030	1,250,000	1,089,961
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	1,656,000	1,422,090
HCA, Inc.	5.375%	2/1/2025	2,000,000	2,001,739
Legacy LifePoint Health LLC†	6.75%	4/15/2025	3,350,000	3,227,767
ModivCare, Inc.†	5.875%	11/15/2025	1,929,000	1,845,108
Molina Healthcare, Inc.†	4.375%	6/15/2028	1,869,000	1,754,362
Select Medical Corp.†	6.25%	8/15/2026	2,662,000	2,610,195
Tenet Healthcare Corp.	5.125%	11/1/2027	2,100,000	2,040,183
Tenet Healthcare Corp.	6.125%	10/1/2028	4,250,000	4,128,485
Tenet Healthcare Corp.	6.25%	2/1/2027	1,225,000	1,220,576
U.S. Acute Care Solutions LLC†	6.375%	3/1/2026	2,870,000	2,564,573
Total				30,397,392

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Holding Companies-Diversified 0.44%
Benteler International AG†(c)(f)	9.375%		5/15/2028	EUR	650,000	$726,413
Benteler International AG (Austria)†(b)	10.50%		5/15/2028		$314,000	321,850	(a)
Stena International SA (Luxembourg)†(b)	6.125%		2/1/2025		1,050,000	1,019,497
Stena International SA(c)	7.25%		2/15/2028	EUR	500,000	558,881
Stena International SA†(c)	7.25%		2/15/2028	EUR	361,000	403,256
Total						3,029,897

Home Builders 1.41%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.625%		1/15/2028		$1,695,000	1,608,275
Century Communities, Inc.	6.75%		6/1/2027		1,100,000	1,106,234
Forestar Group, Inc.†	3.85%		5/15/2026		1,161,000	1,075,040
M/I Homes, Inc.	4.95%		2/1/2028		2,140,000	2,007,438
Meritage Homes Corp.	5.125%		6/6/2027		535,000	525,118
Taylor Morrison Communities, Inc.†	5.875%		6/15/2027		520,000	519,259
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875%		6/15/2024		2,000,000	1,998,280
Tri Pointe Homes, Inc.	5.25%		6/1/2027		943,000	907,430
Total						9,747,074

Housewares 0.12%
Newell Brands, Inc.	6.375%		9/15/2027		825,000	814,688
Scotts Miracle-Gro Co.	5.25%		12/15/2026		12,000	11,518
Total						826,206

Insurance 0.75%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	4.25%		10/15/2027		425,000	389,530
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028		1,836,000	1,835,672
AssuredPartners, Inc.†	7.00%		8/15/2025		700,000	693,851
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%	)#	10/15/2051		385,000	308,161
GTCR AP Finance, Inc.†	8.00%		5/15/2027		625,000	611,725
HUB International Ltd.†	7.00%		5/1/2026		750,000	747,641
Jones Deslauriers Insurance Management, Inc. (Canada)†(b)	8.50%		3/15/2030		593,000	600,596
Total						5,187,176

Internet 0.69%
Gen Digital, Inc.†	6.75%		9/30/2027		646,000	651,827
Mercadolibre, Inc. (Uruguay)(b)	2.375%		1/14/2026		1,000,000	908,421

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Internet (continued)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	4.75%	4/30/2027		$1,381,000	$1,199,260
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	10.75%	6/1/2028		635,000	575,710
Prosus NV (Netherlands)(b)	4.85%	7/6/2027		1,500,000	1,449,285
Total					4,784,503

Investment Companies 0.10%
Huarong Finance II Co. Ltd. (Hong Kong)(b)	5.00%	11/19/2025		750,000	688,991

Iron-Steel 1.58%
ArcelorMittal SA (Luxembourg)(b)	6.55%	11/29/2027		794,000	829,929
ATI, Inc.	5.875%	12/1/2027		1,925,000	1,882,053
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026		1,846,000	1,784,237
Cleveland-Cliffs, Inc.	5.875%	6/1/2027		1,520,000	1,494,135
CSN Inova Ventures (Brazil)†(b)	6.75%	1/28/2028		1,300,000	1,237,174
JSW Steel Ltd. (India)(b)	5.95%	4/18/2024		1,450,000	1,438,400
Mineral Resources Ltd. (Australia)†(b)	8.00%	11/1/2027		1,000,000	1,019,320
U.S. Steel Corp.	6.875%	3/1/2029		1,296,000	1,274,812
Total					10,960,060

Leisure Time 2.07%
Carnival Holdings Bermuda Ltd.†	10.375%	5/1/2028		372,000	400,307
Life Time, Inc.†	5.75%	1/15/2026		1,740,000	1,700,811
Lindblad Expeditions LLC†	6.75%	2/15/2027		1,577,000	1,483,826
NCL Corp. Ltd.†	5.875%	3/15/2026		330,000	284,608
NCL Corp. Ltd.†	5.875%	2/15/2027		914,000	863,033
NCL Corp. Ltd.†	8.375%	2/1/2028		676,000	680,744
Pinnacle Bidco PLC(c)	5.50%	2/15/2025	EUR	1,960,000	2,059,190
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026		$588,000	526,841
Royal Caribbean Cruises Ltd.†	8.25%	1/15/2029		1,480,000	1,559,794
Royal Caribbean Cruises Ltd.†	11.625%	8/15/2027		4,518,000	4,810,675
Total					14,369,829

Lodging 2.63%
Full House Resorts, Inc.†	8.25%	2/15/2028		1,056,000	973,505
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026		2,000,000	1,819,075
Marriott Ownership Resorts, Inc.	4.75%	1/15/2028		870,000	777,785
Melco Resorts Finance Ltd. (Hong Kong)†(b)	5.75%	7/21/2028		800,000	698,000
MGM China Holdings Ltd. (Macau)†(b)	5.25%	6/18/2025		750,000	717,056
MGM China Holdings Ltd. (Macau)†(b)	5.875%	5/15/2026		900,000	865,273

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Lodging (continued)
MGM Resorts International	4.75%	10/15/2028		$312,000	$292,058
MGM Resorts International	5.50%	4/15/2027		2,431,000	2,381,338
MGM Resorts International	6.75%	5/1/2025		750,000	757,969
Studio City Co. Ltd. (Macau)†(b)	7.00%	2/15/2027		1,925,000	1,828,376
Travel & Leisure Co.†	6.625%	7/31/2026		1,389,000	1,387,528
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027		2,180,000	2,099,132
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025		1,727,000	1,705,118
Wynn Macau Ltd. (Macau)†(b)	5.50%	10/1/2027		2,141,000	1,910,521
Total					18,212,734

Machinery: Construction & Mining 0.13%
Manitowoc Co., Inc.†	9.00%	4/1/2026		915,000	909,313

Machinery-Diversified 0.58%
ATS Corp. (Canada)†(b)	4.125%	12/15/2028		1,163,000	1,042,676
Husky III Holding Ltd. (Canada)†(b)	13.00%	2/15/2025		1,347,000	1,229,138
TK Elevator Midco GmbH(c)	4.375%	7/15/2027	EUR	1,770,000	1,747,009
Total					4,018,823

Media 3.65%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		$2,618,000	2,474,245
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026		3,250,000	3,194,949
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029		1,150,000	1,093,948
Cengage Learning, Inc.†	9.50%	6/15/2024		1,089,000	1,090,421
CSC Holdings LLC†	11.25%	5/15/2028		829,000	826,994
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%	8/15/2027		695,000	610,675
DISH Network Corp.†	11.75%	11/15/2027		3,175,000	3,002,755
Gray Television, Inc.†	7.00%	5/15/2027		1,945,000	1,577,679
LCPR Senior Secured Financing DAC (Ireland)†(b)	6.75%	10/15/2027		2,175,000	2,068,974
McGraw-Hill Education, Inc.†	5.75%	8/1/2028		475,000	422,331
Nexstar Media, Inc.†	4.75%	11/1/2028		634,000	557,867
Nexstar Media, Inc.†	5.625%	7/15/2027		1,595,000	1,499,643
Sirius XM Radio, Inc.†	5.00%	8/1/2027		1,325,000	1,220,277
Univision Communications, Inc.†	5.125%	2/15/2025		1,580,000	1,557,817
Univision Communications, Inc.†	6.625%	6/1/2027		1,300,000	1,253,417
UPC Holding BV (Netherlands)†(b)	5.50%	1/15/2028		500,000	448,103
Urban One, Inc.†	7.375%	2/1/2028		611,000	555,540
Virgin Media Secured Finance PLC(c)	5.00%	4/15/2027	GBP	500,000	582,614

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Media (continued)
Virgin Media Vendor Financing Notes III DAC(c)	4.875%	7/15/2028	GBP	300,000	$310,939
Ziggo Bond Co. BV (Netherlands)†(b)	6.00%	1/15/2027		$975,000	926,203
Total					25,275,391

Metal Fabricate-Hardware 0.10%
Advanced Drainage Systems, Inc.†	5.00%	9/30/2027		755,000	723,045

Mining 1.70%
China Hongqiao Group Ltd. (China)(b)	6.25%	6/8/2024		1,300,000	1,267,656
Coeur Mining, Inc.†	5.125%	2/15/2029		975,000	804,960
Compass Minerals International, Inc.†	4.875%	7/15/2024		292,000	289,262
Compass Minerals International, Inc.†	6.75%	12/1/2027		259,000	248,642
First Quantum Minerals Ltd. (Canada)†(b)	6.875%	3/1/2026		1,041,000	1,023,079
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	4.50%	9/15/2027		869,000	826,817
Freeport-McMoRan, Inc.	4.55%	11/14/2024		1,500,000	1,483,047
Hecla Mining Co.	7.25%	2/15/2028		698,000	698,916
Hudbay Minerals, Inc. (Canada)†(b)	4.50%	4/1/2026		846,000	788,614
Kaiser Aluminum Corp.†	4.625%	3/1/2028		1,100,000	972,422
New Gold, Inc. (Canada)†(b)	7.50%	7/15/2027		925,000	892,523
Taseko Mines Ltd. (Canada)†(b)	7.00%	2/15/2026		1,196,000	1,104,492
Vedanta Resources Ltd. (India)(b)	6.125%	8/9/2024		1,050,000	683,534
Yamana Gold, Inc. (Canada)(b)	4.625%	12/15/2027		735,000	712,572
Total					11,796,536

Miscellaneous Manufacturing 0.22%
Amsted Industries, Inc.†	5.625%	7/1/2027		1,045,000	1,025,901
LSB Industries, Inc.†	6.25%	10/15/2028		536,000	472,232
Total					1,498,133

Oil & Gas 13.82%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026		973,000	945,879
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	7.00%	11/1/2026		1,575,000	1,525,932
Baytex Energy Corp. (Canada)†(b)	8.50%	4/30/2030		656,000	660,222
Baytex Energy Corp. (Canada)†(b)	8.75%	4/1/2027		2,708,000	2,789,825
Berry Petroleum Co. LLC†	7.00%	2/15/2026		3,737,000	3,558,745
California Resources Corp.†	7.125%	2/1/2026		3,149,000	3,184,237
Callon Petroleum Co.	6.375%	7/1/2026		1,304,000	1,261,517

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Callon Petroleum Co.†	8.00%	8/1/2028	$1,900,000	$1,876,759
Calumet Specialty Products Partners LP/Calumet Finance Corp.†	8.125%	1/15/2027	1,380,000	1,336,965
Chesapeake Energy Corp.†	5.50%	2/1/2026	1,035,000	1,025,499
Chord Energy Corp.†	6.375%	6/1/2026	2,935,000	2,928,188
Citgo Holding, Inc.†	9.25%	8/1/2024	1,175,000	1,185,123
CITGO Petroleum Corp.†	6.375%	6/15/2026	2,835,000	2,764,451
Civitas Resources, Inc.†	5.00%	10/15/2026	2,462,000	2,316,976
CNX Resources Corp.†	7.25%	3/14/2027	572,000	566,243
Comstock Resources, Inc.†	6.75%	3/1/2029	2,050,000	1,858,114
Crescent Energy Finance LLC†	7.25%	5/1/2026	913,000	875,754
Crescent Energy Finance LLC†	9.25%	2/15/2028	1,858,000	1,855,455
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	3,218,000	3,144,066
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	425,000	377,302
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	750,000	747,208
EnQuest PLC (United Kingdom)†(b)	11.625%	11/1/2027	1,150,000	1,088,967
Ensign Drilling, Inc. (Canada)†(b)	9.25%	4/15/2024	700,000	683,361
Gulfport Energy Corp.†	8.00%	5/17/2026	2,699,731	2,709,261
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	838,000	803,618
Kosmos Energy Ltd.†	7.125%	4/4/2026	1,000,000	894,980
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	2,667,000	2,592,084
Matador Resources Co.	5.875%	9/15/2026	2,712,000	2,663,164
Matador Resources Co.†	6.875%	4/15/2028	576,000	580,297
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	1,250,000	1,201,474
Murphy Oil Corp.	6.375%	7/15/2028	1,151,000	1,148,044
Nabors Industries Ltd.†	7.50%	1/15/2028	725,000	660,661
Nabors Industries, Inc.†	7.375%	5/15/2027	1,519,000	1,475,238
Noble Finance II LLC†	8.00%	4/15/2030	878,000	900,099
Occidental Petroleum Corp.	8.50%	7/15/2027	2,125,000	2,342,069
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	550,000	495,254
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	1,361,000	1,253,719
PBF Holding Co. LLC/PBF Finance Corp.	7.25%	6/15/2025	1,098,000	1,095,420
PDC Energy, Inc.	5.75%	5/15/2026	3,402,000	3,306,831
Permian Resources Operating LLC†	5.375%	1/15/2026	167,000	159,581
Permian Resources Operating LLC†	5.875%	7/1/2029	300,000	284,197
Permian Resources Operating LLC†	7.75%	2/15/2026	2,240,000	2,267,630
Petroleos Mexicanos (Mexico)(b)	6.49%	1/23/2027	2,130,000	1,909,178
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	485,000	445,460

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Precision Drilling Corp. (Canada)†(b)	7.125%	1/15/2026	$1,658,000	$1,612,257
Range Resources Corp.	4.875%	5/15/2025	1,187,000	1,172,673
Range Resources Corp.	8.25%	1/15/2029	600,000	626,850
ROCC Holdings LLC†	9.25%	8/15/2026	1,994,000	2,141,057
Rockcliff Energy II LLC†	5.50%	10/15/2029	1,920,000	1,738,147
SierraCol Energy Andina LLC†	6.00%	6/15/2028	1,850,000	1,371,590
SM Energy Co.	6.625%	1/15/2027	3,755,000	3,630,184
SM Energy Co.	6.75%	9/15/2026	125,000	123,289
Southwestern Energy Co.	5.375%	2/1/2029	305,000	287,856
Southwestern Energy Co.	8.375%	9/15/2028	1,000,000	1,049,454
Tap Rock Resources LLC†	7.00%	10/1/2026	2,960,000	2,846,943
Transocean, Inc.†	7.25%	11/1/2025	750,000	715,297
Transocean, Inc.†	11.50%	1/30/2027	900,000	922,023
Turkiye Petrol Rafinerileri AS (Turkey)(b)	4.50%	10/18/2024	1,000,000	956,538
Valaris Ltd.†	8.375%	4/30/2030	867,000	868,270
Vermilion Energy, Inc. (Canada)†(b)	5.625%	3/15/2025	2,315,000	2,280,148
Viper Energy Partners LP†	5.375%	11/1/2027	620,000	600,039
Vital Energy, Inc.	9.50%	1/15/2025	220,000	221,536
Vital Energy, Inc.	10.125%	1/15/2028	3,345,000	3,367,311
W&T Offshore, Inc.†	11.75%	2/1/2026	1,502,000	1,505,708
Total				95,782,217

Oil & Gas Services 1.39%
Bristow Group, Inc.†	6.875%	3/1/2028	483,000	461,291
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	470,000	454,415
Enerflex Ltd. (Canada)†(b)	9.00%	10/15/2027	1,170,000	1,167,262
KLX Energy Services Holdings, Inc.†	11.50%	11/1/2025	1,500,000	1,440,278
Nine Energy Service, Inc.	13.00%	2/1/2028	1,745,000	1,650,761
Oceaneering International, Inc.	4.65%	11/15/2024	277,000	272,928
Oceaneering International, Inc.	6.00%	2/1/2028	1,235,000	1,174,803
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	4/1/2026	384,000	380,354
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	183,000	178,340
Weatherford International Ltd.†	8.625%	4/30/2030	1,650,000	1,682,473
Weatherford International Ltd.†	11.00%	12/1/2024	42,000	43,280
Welltec International ApS (Denmark)†(b)	8.25%	10/15/2026	750,000	758,179
Total				9,664,364

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Packaging & Containers 2.54%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†	6.00%		6/15/2027		$1,069,000	$1,064,719
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(b)	4.125%		8/15/2026		1,733,000	1,635,213
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(b)	5.25%		4/30/2025		600,000	590,980
Ball Corp.	6.875%		3/15/2028		1,639,000	1,706,092
Graphic Packaging International LLC†	4.75%		7/15/2027		520,000	502,291
LABL, Inc.†	6.75%		7/15/2026		1,033,000	1,024,834
LABL, Inc.†	9.50%		11/1/2028		1,211,000	1,248,166
Mauser Packaging Solutions Holding Co.†	7.875%		8/15/2026		2,981,000	3,026,640
Owens-Brockway Glass Container, Inc.†	6.625%		5/13/2027		1,852,000	1,861,028
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC†	4.00%		10/15/2027		1,324,000	1,193,262
Sealed Air Corp./Sealed Air Corp. U.S.†	6.125%		2/1/2028		856,000	869,710
Trident TPI Holdings, Inc.†	12.75%		12/31/2028		604,000	619,281
Trivium Packaging Finance BV (Netherlands)†(b)	5.50%		8/15/2026		626,000	608,318
Trivium Packaging Finance BV(c)	6.404% (3 mo. EUR EURIBOR + 3.75%	)#	8/15/2026	EUR	1,532,000	1,661,439
Total						17,611,973

Pharmaceuticals 0.47%
Elanco Animal Health, Inc.	6.65%		8/28/2028		$222,000	216,701
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	4.125%		4/30/2028		600,000	552,690
Teva Pharmaceutical Finance Netherlands II BV(c)	4.50%		3/1/2025	EUR	280,000	305,301
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	3.15%		10/1/2026		$1,520,000	1,374,994
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	6.75%		3/1/2028		800,000	797,375
Total						3,247,061

Pipelines 1.78%
AI Candelaria Spain SA (Spain)†(b)	7.50%		12/15/2028		706,250	655,393
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.75%		3/1/2027		1,650,000	1,598,244
Buckeye Partners LP	3.95%		12/1/2026		871,000	793,873
Buckeye Partners LP	4.125%		12/1/2027		750,000	674,745
Buckeye Partners LP	9.293% (3 mo. USD LIBOR + 4.02%	)#	1/22/2078		53,000	45,732

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%	6/1/2028	$1,991,000	$1,815,553
EnLink Midstream LLC†	5.625%	1/15/2028	545,000	537,324
EQM Midstream Partners LP†	6.00%	7/1/2025	605,000	595,158
EQM Midstream Partners LP†	7.50%	6/1/2027	300,000	299,242
Global Partners LP/GLP Finance Corp.	7.00%	8/1/2027	1,400,000	1,354,808
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.375%	4/15/2027	1,500,000	1,480,629
Northriver Midstream Finance LP (Canada)†(b)	5.625%	2/15/2026	1,203,000	1,130,760
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	6.00%	3/1/2027	1,390,000	1,342,931
Total				12,324,392

Real Estate 0.33%
Agile Group Holdings Ltd. (China)(b)	5.75%	1/2/2025	800,000	400,903
Country Garden Holdings Co. Ltd. (China)(b)	7.25%	4/8/2026	600,000	312,079
Country Garden Holdings Co. Ltd. (China)(b)	8.00%	1/27/2024	800,000	654,367
Longfor Group Holdings Ltd. (China)(b)	3.375%	4/13/2027	750,000	637,746
Wanda Properties Global Co. Ltd. (China)(b)	11.00%	1/20/2025	400,000	245,097
Total				2,250,192

REITS 1.33%
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	368,000	327,044
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	1,679,000	1,634,047
Iron Mountain, Inc.†	4.875%	9/15/2027	565,000	539,443
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	965,000	824,043
Service Properties Trust	4.65%	3/15/2024	655,000	642,591
Service Properties Trust	4.75%	10/1/2026	608,000	526,341
Service Properties Trust	5.25%	2/15/2026	349,000	310,382
Service Properties Trust	7.50%	9/15/2025	3,441,000	3,375,174
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC†	10.50%	2/15/2028	1,051,000	1,006,644
Total				9,185,709

Retail 2.75%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(b)	5.75%	4/15/2025	2,567,000	2,575,424
Arko Corp.†	5.125%	11/15/2029	606,000	491,587
Asbury Automotive Group, Inc.	4.50%	3/1/2028	715,000	650,354
Bath & Body Works, Inc.	6.694%	1/15/2027	1,605,000	1,609,064
Brinker International, Inc.†	5.00%	10/1/2024	2,095,000	2,053,299

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Retail (continued)
Dave & Buster’s, Inc.†	7.625%	11/1/2025		$1,586,000	$1,614,104
Douglas GmbH(c)	6.00%	4/8/2026	EUR	1,500,000	1,479,508
Dufry One BV(c)	3.375%	4/15/2028	EUR	1,736,000	1,698,893
Dufry One BV(c)	3.625%	4/15/2026	CHF	400,000	425,687
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028		$925,000	927,118
FirstCash, Inc.†	4.625%	9/1/2028		2,000,000	1,830,520
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		720,000	427,252
Marks & Spencer PLC(c)	4.50%	7/10/2027	GBP	400,000	453,163
Murphy Oil USA, Inc.	5.625%	5/1/2027		$1,000,000	986,730
Nordstrom, Inc.	4.00%	3/15/2027		1,008,000	867,525
Stonegate Pub Co. Financing 2019 PLC(c)	8.25%	7/31/2025	GBP	850,000	984,174
Total					19,074,402

Semiconductors 0.15%
Entegris, Inc.†	4.375%	4/15/2028		$1,095,000	1,003,652

Software 0.93%
Alteryx, Inc.†	8.75%	3/15/2028		1,421,000	1,383,222
Boxer Parent Co., Inc.†	7.125%	10/2/2025		1,240,000	1,237,818
Cloud Software Group, Inc.†	9.00%	9/30/2029		1,850,000	1,591,398
Open Text Corp. (Canada)†(b)	6.90%	12/1/2027		526,000	543,838
SS&C Technologies, Inc.†	5.50%	9/30/2027		654,000	633,900
Twilio, Inc.	3.625%	3/15/2029		1,250,000	1,068,712
Total					6,458,888

Telecommunications 1.37%
Altice France SA(c)	2.50%	1/15/2025	EUR	1,550,000	1,586,852
Altice France SA (France)†(b)	8.125%	2/1/2027		$2,375,000	2,122,842
CommScope, Inc.†	6.00%	3/1/2026		1,060,000	1,013,941
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(b)	6.75%	10/1/2026		1,300,000	1,240,685
Frontier Communications Holdings LLC†	5.00%	5/1/2028		313,000	275,170
Iliad Holding SASU (France)†(b)	6.50%	10/15/2026		1,250,000	1,203,888
Maxar Technologies, Inc.†	7.75%	6/15/2027		1,448,000	1,536,402
PLT VII Finance Sarl(c)	4.625%	1/5/2026	EUR	470,000	488,967
Total					9,468,747

Transportation 0.36%
Carriage Purchaser, Inc.†	7.875%	10/15/2029		$15,000	11,035
Rand Parent LLC†	8.50%	2/15/2030		1,193,000	1,082,133
Watco Cos. LLC/Watco Finance Corp.†	6.50%	6/15/2027		435,000	422,296
XPO Escrow Sub LLC†	7.50%	11/15/2027		980,000	1,005,460
Total					2,520,924

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Trucking & Leasing 0.80%
AerCap Global Aviation Trust (Ireland)†(b)	6.50% (3 mo. USD LIBOR + 4.30%	)#	6/15/2045	$1,500,000	$1,411,008
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	1,520,000	1,395,033
Fortress Transportation & Infrastructure Investors LLC†	6.50%		10/1/2025	2,741,000	2,710,460
Total					5,516,501
Total Corporate Bonds (cost $579,024,168)					581,269,370

FLOATING RATE LOANS(g) 12.76%

Aerospace 0.59%
American Airlines, Inc. 2021 Term Loan	10.00% (3 mo. USD LIBOR + 4.75%	)	4/20/2028	1,025,000	1,033,395
Jazz Acquisition, Inc. 2019 1st Lien Term Loan	9.082% (1 mo. USD Term SOFR + 4.00%	)	6/19/2026	622,678	613,727
United Airlines, Inc. 2021 Term Loan B	8.77% (1 mo. USD LIBOR + 3.75%	)	4/21/2028	2,441,994	2,438,172
Total					4,085,294

Aerospace/Defense 0.56%
Alloy Finco Ltd. USD Holdco PIK Term Loan (Jersey)(b)	–	(h)	3/6/2025	1,032,625	899,416
Spirit Aerosystems, Inc. 2022 Term Loan	9.545% (3 mo. USD Term SOFR + 4.50%	)	1/15/2027	811,922	810,274
TransDigm, Inc. 2022 Term Loan H	8.148% (3 mo. USD Term SOFR + 3.25%	)	2/22/2027	1,745,625	1,749,719
Vertex Aerospace Services Corp. 2021 First Lien Term Loan	8.525% (1 mo. USD LIBOR + 3.50%	)	12/6/2028	397,990	397,520
Total					3,856,929

Auto Parts & Equipment 0.32%
Clarios Global LP 2021 USD Term Loan B (Canada)(b)	8.275% (1 mo. USD LIBOR + 3.25%	)	4/30/2026	977,000	976,287
Clarios Global LP 2023 Incremental Term Loan (Canada)(b)	–	(h)	4/26/2030	1,216,216	1,215,705
Total					2,191,992

Building & Construction 0.00%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	11.525% (1 mo. USD LIBOR + 6.50%	)	5/14/2029	16,454	15,241

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Building Materials 0.09%
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	8.659% (1 mo. USD LIBOR + 3.50%	)	12/22/2028	$6,823	$6,568
Summit Materials LLC Term Loan B	8.492% (6 mo. USD Term SOFR + 3.00%	)	12/14/2027	598,500	601,211
Total					607,779

Chemicals 0.64%
Axalta Coating Systems U.S. Holdings, Inc. 2022 USD Term Loan B4	8.068% (3 mo. USD Term SOFR + 3.00%	)	12/20/2029	475,000	477,005
DCG Acquisition Corp. Term Loan B	–	(h)	9/30/2026	1,150,000	1,130,829
LSF11 A5 Holdco LLC 2023 Incremental Term Loan B	9.332% (1 mo. USD Term SOFR + 4.25%	)	10/15/2028	1,000,000	987,080
LSF11 A5 Holdco LLC Term Loan	–	(h)	10/15/2028	273,618	265,615
Polar U.S. Borrower LLC 2018 1st Lien Term Loan	9.667% - 9.72% (3 mo. USD Term SOFR + 4.75%	)	10/15/2025	1,325,000	1,095,112
Starfruit Finco BV 2023 Term Loan (Netherlands)(b)	8.99% (3 mo. USD Term SOFR + 4.00%	)	4/3/2028	476,625	476,029
Total					4,431,670

Consumer Durables 0.10%
Griffon Corp. Term Loan B	7.548% (3 mo. USD Term SOFR + 2.50%	)	1/24/2029	694,355	693,834

Consumer Non-Durables 0.16%
Coty, Inc. 2018 USD Term Loan B	7.197% (1 mo. USD LIBOR + 2.25%	)	4/7/2025	1,129,472	1,127,778

Diversified Capital Goods 0.25%
Grinding Media, Inc. 2021 Term Loan B	9.199% (3 mo. USD Term SOFR + 4.00%	)	10/12/2028	1,367,041	1,298,689
Tank Holding Corp. 2022 Term Loan	10.832% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028	454,977	442,893
Total					1,741,582

Diversified Financial Services 0.16%
Castlelake Aviation Ltd. 2023 Incremental Term Loan B	7.783% (3 mo. USD Term SOFR + 2.75%	)	10/22/2027	1,136,070	1,122,585

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric: Generation 0.39%
Astoria Energy LLC 2020 Term Loan B	8.53% (1 mo. USD LIBOR + 3.50%	)	12/10/2027	$1,282,953	$1,279,630
CPV Shore Holdings LLC Term Loan	8.78% (1 mo. USD LIBOR + 3.75%	)	12/29/2025	98,237	90,922
EFS Cogen Holdings I LLC 2020 Term Loan B	8.66% (1 mo. USD LIBOR + 3.50%	)	10/1/2027	81,462	80,966
ExGen Renewables IV LLC 2020 Term Loan	7.46% (3 mo. USD LIBOR + 2.50%	)	12/15/2027	1,275,000	1,271,411
Total					2,722,929

Electric: Integrated 0.17%
Compass Power Generation LLC 2022 Term Loan B2	9.346% (1 mo. USD Term SOFR + 4.25%	)	4/14/2029	482,519	480,982
Helix Gen Funding LLC Term Loan B	8.775% (1 mo. USD LIBOR + 3.75%	)	6/3/2024	675,471	670,405
Total					1,151,387

Energy 0.24%
AL GCX Holdings LLC Term Loan B	–	(h)	5/17/2029	1,000,000	993,500
NorthRiver Midstream Finance LP 2018 Term Loan B (Canada)(b)	8.427% (1 mo. USD LIBOR + 3.25%	)	10/1/2025	671,484	670,541
Total					1,664,041

Entertainment 0.51%
Cinemark USA, Inc. 2018 Term Loan B	6.78% - 7.03% (1 mo. USD LIBOR + 1.75% (3 mo. USD LIBOR + 1.75%	) )	3/31/2025	748,026	742,670
Formula One Holdings Ltd. Term Loan B (United Kingdom)(b)	8.232% (1 mo. USD Term SOFR + 3.25%	)	1/15/2030	500,000	501,438
Six Flags Theme Parks, Inc. 2019 Term Loan B	6.78% (1 mo. USD LIBOR + 1.75%	)	4/17/2026	1,650,000	1,636,338
Station Casinos LLC 2020 Term Loan B	–	(h)	2/8/2027	648,309	642,746
Total					3,523,192

Financial 0.33%
Advisor Group, Inc. 2021 Term Loan	–	(h)	7/31/2026	550,000	547,500
GYP Holdings III Corp. 2023 Term Loan	–	(h)	4/26/2030	1,500,000	1,500,000
Hub International Ltd. 2022 Term Loan B	8.728% (3 mo. USD Term SOFR + 4.00%	)	11/10/2029	249,375	249,192
Total					2,296,692

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Food/Tobacco 0.28%
IRB Holding Corp. 2022 Term Loan B	–	(h)	12/15/2027	$841,006	$828,711
Reynolds Group Holdings, Inc. 2021 Term Loan B	8.347% (1 mo. USD Term SOFR + 3.25%	)	9/24/2028	1,118,747	1,109,170
Total					1,937,881

Gaming/Leisure 0.43%
City Football Group Ltd. Term Loan (United Kingdom)(b)	8.273% (1 mo. USD LIBOR + 3.00%	)	7/21/2028	1,321,654	1,293,569
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(b)	8.409% (1 mo. USD LIBOR + 3.25%	)	11/12/2026	93,222	92,108
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(b)	8.409% (1 mo. USD LIBOR + 3.25%	)	11/12/2026	653,905	646,088
NASCAR Holdings, Inc. Term Loan B	7.525% (1 mo. USD LIBOR + 2.50%	)	10/19/2026	430,780	431,745
Scientific Games International, Inc. 2022 USD Term Loan	7.981% (1 mo. USD Term SOFR + 3.00%	)	4/14/2029	498,744	498,207
Total					2,961,717

Gas Distribution 0.13%
CQP Holdco LP 2021 Term Loan B	8.659% (1 mo. USD LIBOR + 3.50%	)	6/5/2028	915,153	914,412

Healthcare 0.72%
Heartland Dental LLC 2021 Incremental Term Loan	9.025% (1 mo. USD LIBOR + 4.00%	)	4/30/2025	748,096	730,329
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	9.025% (1 mo. USD LIBOR + 4.00%	)	12/18/2028	860,000	743,367
Medline Borrower LP USD Term Loan B	8.275% (1 mo. USD LIBOR + 3.25%	)	10/23/2028	1,650,000	1,603,825
Physician Partners LLC Term Loan	–	(h)	12/23/2028	1,250,000	1,186,162
Select Medical Corp. 2017 Term Loan B	7.53% (1 mo. USD LIBOR + 2.50%	)	3/6/2025	725,000	724,206
Total					4,987,889

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Housing 0.18%
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	7.65% (1 mo. USD LIBOR + 2.62%	)	2/1/2027		$1,220,817	$1,215,586

Information Technology 0.77%
MKS Instruments, Inc. 2022 USD Term Loan B	7.814% (1 mo. USD Term SOFR + 2.75%	)	8/17/2029		1,531,325	1,528,040
Open Text Corp. 2022 Term Loan B (Canada)(b)	8.582% (1 mo. USD Term SOFR + 3.50%	)	1/31/2030		1,847,000	1,848,154
RealPage, Inc. 1st Lien Term Loan	8.025% (1 mo. USD LIBOR + 3.00%	)	4/24/2028		1,246,835	1,212,940
SS&C Technologies, Inc. 2022 Term Loan B6	7.332% (1 mo. USD Term SOFR + 2.25%	)	3/22/2029		290,428	289,591
SS&C Technologies, Inc. 2022 Term Loan B7	7.332% (1 mo. USD Term SOFR + 2.25%	)	3/22/2029		437,670	436,407
Total						5,315,132

Insurance 0.07%
Amynta Agency Borrower, Inc. 2023 Term Loan B	9.991% (3 mo. USD Term SOFR + 5.00%	)	2/28/2028		513,403	500,727

Integrated Energy 0.10%
Esdec Solar Group BV Term Loan B (Netherlands)(b)	9.96% (3 mo. USD LIBOR + 4.75%	)	8/30/2028		710,140	704,814

Internet 0.22%
Uber Technologies, Inc. 2023 Term Loan B	7.87% (3 mo. USD Term SOFR + 2.75%	)	3/3/2030		1,503,862	1,500,960

Investments & Miscellaneous Financial Services 0.17%
Jane Street Group LLC 2021 Term Loan	7.775% (1 mo. USD LIBOR + 2.75%	)	1/26/2028		1,170,289	1,167,457

Leisure 0.00%
Vue International Bidco PLC 2023 EUR PIK Term Loan 6.50%(c)	4.859% (6 mo. EUR EURIBOR + 2.00%	)	12/31/2027	EUR	39,070	23,786

Leisure Time 0.39%
Life Time Fitness, Inc. 2021 Term Loan B	9.775% (1 mo. USD LIBOR + 4.75%	)	12/16/2024		$2,148,029	2,150,381
Topgolf Callaway Brands Corp. Term Loan B	8.582% (1 mo. USD Term SOFR + 3.50%	)	3/15/2030		576,666	576,937
Total						2,727,318

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Lodging 0.14%
Spectacle Gary Holdings LLC 2021 Term Loan B	9.275% (1 mo. USD LIBOR + 4.25%	)	12/10/2028	$986,111	$960,231

Machinery 0.54%
Array Technologies, Inc. Term Loan B	–	(h)	10/14/2027	1,156,062	1,147,392	(i)
CMBF LLC Term Loan	10.948% (1 mo. USD LIBOR + 6.00%	)	8/2/2028	16,324	15,100
Vertical U.S. Newco, Inc. Term Loan B	8.602% (6 mo. USD LIBOR + 3.50%	)	7/30/2027	2,646,875	2,587,876
Total					3,750,368

Machinery: Diversified 0.13%
Chart Industries, Inc. 2023 Term Loan B	8.74% (1 mo. USD Term SOFR + 3.75%	)	3/15/2030	875,000	876,645

Manufacturing 0.74%
Harsco Corp. 2021 Term Loan	7.347% (1 mo. USD Term SOFR + 2.25%	)	3/10/2028	1,225,113	1,192,574
Madison IAQ LLC Term Loan	8.302% (6 mo. USD LIBOR + 3.25%	)	6/21/2028	1,027,386	990,903
SPX Flow, Inc. 2022 Term Loan	9.582% (1 mo. USD Term SOFR + 4.50%	)	4/5/2029	1,373,597	1,328,619
Tiger Acquisition, LLC 2021 Term Loan	8.332% (1 mo. USD LIBOR)		6/1/2028	998,734	971,828
Virgin Media Bristol LLC USD Term Loan N	7.448% (1 mo. USD LIBOR + 2.50%	)	1/31/2028	625,000	615,819
Total					5,099,743

Media 0.14%
Univision Communications, Inc. Term Loan	–	(h)	3/15/2026	994,924	985,288

Media: Content 0.01%
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan	12.025% (1 mo. USD LIBOR + 7.00%	)	10/19/2026	50,000	38,406

Medical Products 0.00%
Athenahealth Group, Inc. 2022 Delayed Draw Term loan(j)	3.50%		2/15/2029	1,501	1,412
Athenahealth Group, Inc. 2022 Term Loan B	8.464% (1 mo. USD Term SOFR + 3.50%	)	2/15/2029	12,221	11,491
Total					12,903

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Metals/Minerals 0.11%
Zekelman Industries, Inc. 2020 Term Loan	7.018% (1 mo. USD LIBOR + 2.00%	)	1/24/2027	$773,500	$766,628

Oil & Gas 0.26%
Par Petroleum LLC 2023 Term Loan B	9.241% (1 mo. USD LIBOR + 4.25%	)	2/28/2030	1,423,913	1,402,255
Parkway Generation LLC Term Loan B	9.902% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	368,538	355,466
Parkway Generation LLC Term Loan C	9.902% (3 mo. USD Term SOFR + 4.75%	)	2/18/2029	45,770	44,035
Total					1,801,756

Oil Field Equipment & Services 0.16%
Ulterra Drilling Technologies LP Term Loan B	10.275% (1 mo. USD LIBOR + 5.25%	)	11/26/2025	1,130,900	1,101,683

Pharmaceuticals 0.30%
Jazz Financing Lux Sarl USD Term Loan (Luxembourg)(b)	8.525% (1 mo. USD LIBOR + 3.50%	)	5/5/2028	1,020,086	1,019,902
Option Care Health, Inc. 2021 Term Loan B	7.775% (1 mo. USD LIBOR + 2.75%	)	10/27/2028	472,607	472,756
Organon & Co. USD Term Loan	8.00% (1 mo. USD LIBOR + 3.00%	)	6/2/2028	591,808	591,687
Total					2,084,345

Pipelines 0.26%
Brazos Delaware II LLC 2023 Term Loan B	8.583% (3 mo. USD Term SOFR + 3.75%	)	2/11/2030	875,000	865,021
Oryx Midstream Services Permian Basin LLC 2023 Incremental Term Loan	8.193% (1 mo. USD Term SOFR + 3.25%	)	10/5/2028	980,085	971,068
Total					1,836,089

Printing & Publishing 0.07%
Cengage Learning, Inc. 2021 Term Loan B	9.88% (3 mo. USD LIBOR + 4.75%	)	7/14/2026	533,067	521,369

Recreation & Travel 0.00%
Bulldog Purchaser, Inc. 2018 Term Loan	8.832% (1 mo. USD Term SOFR + 3.75%	)	9/5/2025	15,569	14,090

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Retail 0.68%
Carrols Restaurant Group, Inc. Term Loan B	8.332% (1 mo. USD Term SOFR + 3.25%	)	4/30/2026	$1,242,077	$1,178,160
Crocs, Inc. Term Loan B	–	(h)	2/20/2029	2,305,932	2,306,324
Petco Health & Wellness Co., Inc. 2021 Term Loan B	8.41% (3 mo. USD Term SOFR + 3.25%	)	3/3/2028	1,250,000	1,234,300
Total					4,718,784

Service 0.29%
APi Group DE, Inc. 2021 Incremental Term Loan B	–	(h)	1/3/2029	543,318	543,883
Prime Security Services Borrower LLC 2021 Term Loan	7.608% (1 mo. USD LIBOR + 2.75%	)	9/23/2026	472,589	472,367
Red Planet Borrower LLC Term Loan B	8.322% (1 mo. USD Term SOFR + 3.75%	)	10/2/2028	797,975	544,618
Service Logic Acquisition, Inc. Term Loan	9.211% (1 mo. USD LIBOR + 4.00%	)	10/29/2027	443,868	440,816
Total					2,001,684

Software 0.22%
ECL Entertainment LLC Term Loan	–	(h)	5/1/2028	248,734	249,202
Quartz Acquireco LLC Term Loan B	–	(h)	4/14/2030	1,250,000	1,246,094
Total					1,495,296

Software/Services 0.19%
NortonLifeLock, Inc. 2022 Term Loan B	–	(h)	9/12/2029	1,356,238	1,343,523

Specialty Retail 0.28%
PetSmart, Inc. 2021 Term Loan B	8.832% (1 mo. USD Term SOFR + 3.75%	)	2/11/2028	1,977,312	1,971,133

Support: Services 0.16%
Aramark Services, Inc. 2018 Term Loan B3	6.775% (1 mo. USD LIBOR + 1.75%	)	3/11/2025	309,121	308,657
Sabre Global, Inc. 2021 Term Loan B1	8.525% (1 mo. USD LIBOR + 3.50%	)	12/17/2027	21,042	16,439
Sabre Global, Inc. 2021 Term Loan B2	8.525% (1 mo. USD LIBOR + 3.50%	)	12/17/2027	33,542	26,204
Sabre Global, Inc. 2022 1st Lien Term Loan B	10.082% (1 mo. USD Term SOFR + 5.00%	)	6/30/2028	904,959	737,542
Total					1,088,842

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Theaters & Entertainment 0.00%
Vue International Bidco PLC 2022 EUR Term Loan(c)	11.086% (6 mo. EUR EURIBOR + 8.00%	)	6/30/2027	EUR	6,827	$6,902

Utility 0.11%
USIC Holdings, Inc. 2021 Term Loan	8.525% (1 mo. USD LIBOR + 3.50%	)	5/12/2028		$747,220	734,536
Total Floating Rate Loans (cost $88,570,712)						88,400,848

NON–AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.51%
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.198% (1 mo. USD LIBOR + 1.25%	)#	7/15/2035		2,000,000	1,930,413
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA5 Class M1B†	9.315% (30 day USD SOFR Average + 4.50%	)#	6/25/2042		1,500,000	1,591,453
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,540,055)						3,521,866
Total Long-Term Investments (cost $696,422,102)						698,381,932

SHORT-TERM INVESTMENTS 1.89%

COMMERCIAL PAPER 0.75%

Chemicals 0.43%
International Flavors & Fragrances, Inc.	6.114%		5/25/2023		3,000,000	2,988,000

Finance 0.32%
Brookfield Infrastructure Holdings Canada, Inc.	6.087%		7/24/2023		2,250,000	2,220,692
Total Commercial Paper (cost $5,207,025)						5,208,692

REPURCHASE AGREEMENTS 1.14%
Repurchase Agreement dated 4/28/2023, 2.400% due 5/1/2023 with Fixed Income Clearing Corp. collateralized by $7,299,700 of U.S Treasury Bond at 4.375% due 05/15/2041; value: $8,029,785; proceeds: $7,873,876 (cost $7,872,301)					7,872,301	7,872,301
Total Short-Term Investments (cost $13,079,326)						13,080,993
Total Investments in Securities 102.67% (cost $709,501,428)						711,462,925
Less Unfunded Loan Commitments (0.00%) (cost $1,348)						(1,412)
Net Investments in Securities 102.67% (cost $709,500,080)						711,461,513
Other Assets and Liabilities(k) – Net (2.67)%						(18,483,623)
Net Assets 100.00%						$692,977,890

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

CHF	Swiss Franc.
EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2023, the total value of Rule 144A securities was $436,110,114, which represents 62.93% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at April 30, 2023.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Defaulted (non-income producing security).
(f)	Securities purchased on a when-issued basis.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at April 30, 2023.
(h)	Interest Rate to be determined.
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Security partially/fully unfunded.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at April 30, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	State Street Bank and Trust	5/15/2023	650,000	$716,686	$716,751	$65
Euro	Buy	Morgan Stanley	6/13/2023	147,000	157,266	162,359	5,093
Euro	Buy	Morgan Stanley	6/13/2023	343,000	373,413	378,839	5,426
Euro	Buy	Morgan Stanley	6/13/2023	86,000	94,570	94,986	416
Euro	Buy	State Street Bank and Trust	6/13/2023	379,000	415,011	418,600	3,589
Euro	Sell	Morgan Stanley	6/13/2023	1,558,000	1,726,528	1,720,790	5,738
Euro	Sell	State Street Bank and Trust	6/13/2023	1,355,000	1,497,979	1,496,579	1,400
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$21,727

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND April 30, 2023

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Morgan Stanley	6/8/2023	4,419,000	$ 5,320,997	$ 5,557,894	$(236,897)
British pound	Sell	Morgan Stanley	6/8/2023	704,000	854,511	885,440	(30,929)
British pound	Sell	Morgan Stanley	6/8/2023	484,000	601,463	608,740	(7,277)
British pound	Sell	State Street Bank and Trust	6/8/2023	473,000	581,907	594,905	(12,998)
Euro	Sell	Morgan Stanley	6/13/2023	128,000	138,365	141,374	(3,009)
Euro	Sell	Morgan Stanley	6/13/2023	362,000	391,287	399,824	(8,537)
Euro	Sell	Morgan Stanley	6/13/2023	412,000	448,728	455,048	(6,320)
Euro	Sell	Morgan Stanley	6/13/2023	536,000	586,883	592,005	(5,122)
Euro	Sell	Morgan Stanley	6/13/2023	92,000	100,794	101,613	(819)
Euro	Sell	Morgan Stanley	6/13/2023	741,000	816,036	818,424	(2,388)
Euro	Sell	State Street Bank and Trust	6/13/2023	10,917,000	11,614,815	12,057,679	(442,864)
Euro	Sell	State Street Bank and Trust	6/13/2023	268,000	286,836	296,002	(9,166)
Euro	Sell	State Street Bank and Trust	6/13/2023	142,000	151,507	156,837	(5,330)
Euro	Sell	State Street Bank and Trust	6/13/2023	871,000	941,947	962,008	(20,061)
Euro	Sell	State Street Bank and Trust	6/13/2023	715,000	777,919	789,708	(11,789)
Euro	Sell	State Street Bank and Trust	6/13/2023	611,000	660,266	674,841	(14,575)
Euro	Sell	State Street Bank and Trust	6/13/2023	718,000	777,362	793,021	(15,659)
Euro	Sell	State Street Bank and Trust	6/13/2023	574,000	622,328	633,975	(11,647)
Euro	Sell	State Street Bank and Trust	6/13/2023	308,000	336,949	340,182	(3,233)
Euro	Sell	State Street Bank and Trust	6/13/2023	1,356,000	1,492,461	1,497,684	(5,223)
Euro	Sell	State Street Bank and Trust	6/13/2023	650,000	717,855	717,916	(61)
Swiss franc	Sell	State Street Bank and Trust	5/23/2023	376,000	416,136	421,612	(5,476)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(859,380)

Futures Contracts at April 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2023	94	Short	$(19,383,146)	$(19,379,422)	$3,724

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2023	523	Long	$57,516,899	$57,395,164	$(121,735)

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND April 30, 2023

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$–	$1,750,001	$1,750,001
Remaining Industries	–	15,637,634	–	15,637,634
Convertible Bonds	–	7,802,213	–	7,802,213
Corporate Bonds
Electric	–	20,386,432	35,520	20,421,952
Holding Companies-Diversified	–	2,708,047	321,850	3,029,897
Remaining Industries	–	557,817,521	–	557,817,521
Floating Rate Loans
Machinery	–	2,602,976	1,147,392	3,750,368
Remaining Industries	–	84,650,480	–	84,650,480
Less Unfunded Commitments	–	(1,412)	–	(1,412)
Non-Agency Commercial
Mortgage-Backed Securities	–	3,521,866	–	3,521,866
Short-Term Investments
Commercial Paper	–	5,208,692	–	5,208,692
Repurchase Agreements	–	7,872,301	–	7,872,301
Total	$–	$708,206,750	$3,254,763	$711,461,513
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$21,727	$–	$21,727
Liabilities	–	(859,380)	–	(859,380)
Futures Contracts
Assets	3,724	–	–	3,724
Liabilities	(121,735)	–	–	(121,735)
Total	$(118,011)	$(837,653)	$–	$(955,664)
(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

52	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory Trust on January 30, 2020. The Trust’s predecessor corporation was organized on May 1, 2001. The Trust currently consists of the following four funds separately, a “Fund” and collectively, the “Funds”). Lord Abbett Climate Focused Bond Fund (“Climate Focused Bond Fund”) Lord Abbett Emerging Markets Equity Fund (“Emerging Markets Equity Fund) Lord Abbett International Growth Fund (“International Growth Fund”) Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”). Emerging Markets Equity Fund commenced operations on March 2, 2022. Climate Focused Bond Fund’s investment objective is total return. Emerging Markets Equity Fund’s and International Growth Fund’s investment objective is to seek long-term capital appreciation. Short Duration High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”) the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

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Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

54

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax returns. The statute of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2023, the funds did not have any securities out on loan.

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QPHR-TRI-3Q
(06/23)